UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 03/31/2012

Item 1 – Report to Stockholders

March 31, 2012

Semi-Annual Report (Unaudited)

BlackRock Total Return Fund | of BlackRock Bond Fund, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Dear Shareholder

Twelve months ago, risk assets were charging forward, only to be met with a sharp reversal in May 2011 when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s made history by downgrading the US government’s credit rating, and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in high correlations between asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving investor sentiment carried over into the first several months of 2012. Debt problems in Europe stabilized as policymakers secured a bailout plan for Greece and completed the nation’s debt restructuring without significant market disruptions. While concerns about slowing growth in China and a European recession weighed on the outlook for the global economy, an acceleration of the US recovery lifted sentiment. Several consecutive months of stronger jobs data signaled solid improvement in the US labor market, a pivotal factor for economic growth. Meanwhile, the European Central Bank revived financial markets with additional liquidity through its long-term refinancing operations. The improving market conditions and generally better-than-expected economic news lured investors still holding cash on the sidelines back to risk assets. Stocks, commodities and high yield bonds rallied through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The rally softened in late March, however, as concerns about slowing growth in China were refueled by negative signals from the world’s second-largest economy. Additionally, concerns over the European debt crisis resurfaced given uncertainty around policies for sovereign debt financing in peripheral countries and rising yields in Portugal and Spain.

Thanks in large part to an exceptionally strong first quarter of 2012, risk assets, including equities and high yield bonds, posted solid returns for the 6-month period ended March 31, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap stocks finished in slightly negative territory. International and emerging markets, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities experienced mixed results, given recent volatility in yields. US Treasury bonds performed particularly well for the 12-month period; however, an early-2012 sell-off resulted in a negative return for the 6–month period. Municipal bonds staged a solid advance over the past year. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

While markets have improved in recent months, considerable headwinds remain. Europe faces a prolonged recession and the financial situations in Italy, Portugal and Spain remain worrisome. Higher oil and gasoline prices along with slowing growth in China and other emerging-market countries weigh heavily on the future of the global economy. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets have improved in recent months, considerable headwinds remain.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of March 31, 2012

	6-month	12-month
US large cap equities	25.89%	8.54%
(S&P 500® Index)
US small cap equities	29.83	(0.18)
(Russell 2000® Index)
International equities	14.56	(5.77)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	19.12	(8.81)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.01	0.06
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	(1.05)	14.92
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	1.43	7.71
bonds (Barclays US
Aggregate Bond Index)
Tax-exempt municipal	4.16	12.56
bonds (S&P Municipal
Bond Index)
US high yield bonds	12.17	6.43
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2012

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Barclays US Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

•

The Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), outperformed its benchmark, the Barclays US Aggregate Bond Index, for the six-month period ended March 31, 2012.

What factors influenced performance?

•

The Fund outperformed its benchmark index as a result of the Master Portfolio maintaining an overweight to non-government spread sectors throughout the six-month period. Spread sectors performed well during the period as US economic data continued to improve and liquidity risk in the euro zone was alleviated by the European Central Bank’s long-term refinancing operations. In particular, an overweight allocation to investment grade credit and security selection among industrial and financial names contributed positively to returns. An overweight in commercial mortgage-backed securities (“CMBS”) helped performance, as did exposure to high yield debt and non-agency residential mortgage-backed securities (“MBS”), neither of which are represented in the benchmark index. Security selection within agency MBS boosted returns while the sector continued to benefit from muted prepayment activity and speculation that the US Federal Reserve would implement additional monetary easing policies that focus exclusively on agency MBS.

•

The Master Portfolio was positioned with a short duration bias (low sensitivity to interest rate movements) as management anticipated a modest uptick in interest rates over the period. This positioning proved beneficial as interest rates began to rise in early 2012.

•

The Master Portfolio held derivatives during the period as part of its investment strategy. The Master Portfolio uses derivatives as a means to hedge and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the portfolio. Specifically, the Master Portfolio held credit default swaps and equity options designed to protect against market volatility, which detracted from performance during the period. The Master Portfolio also used interest rate swaps to manage duration and yield curve positioning. Overall, derivatives had a negative effect on performance for the period.

Describe recent portfolio activity.

•

Throughout the six-month period, the Master Portfolio actively managed duration while maintaining a short duration bias. Near the end of the period, the Master Portfolio reduced its bias toward the short end of the yield curve, finishing the period with a neutral yield-curve stance versus the benchmark index.

•

The Master Portfolio tactically managed investment grade credits throughout the period, cautiously seeking to take advantage of relative value opportunities in industrials and financials. However, following good performance in corporate credit in early 2012, the Master Portfolio reduced exposure to the sector toward period end. The Master Portfolio also reduced its allocation to MBS while shifting its positioning within the space, primarily by decreasing exposure to lower-coupon issues.

•

The Master Portfolio added exposure to CMBS, which continues to benefit from improving commercial real estate markets. Given a relative lack of liquidity in certain sectors of the securitized market, the Master Portfolio refrained from adding exposure to non-agency MBS, while adding to the more liquid sectors such as auto loan asset-backed securities (“ABS”).

Describe portfolio positioning at period end.

•

At period end, the Master Portfolio remained overweight relative to the Barclays US Aggregate Bond Index in non-government spread sectors and generally underweight in government-owned/government-related sectors. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, CMBS and ABS. The Master Portfolio also held out-of-index positions in high yield debt and non-agency residential MBS. Within the government sectors, the Master Portfolio was underweight in US Treasury securities and agency debentures, but held an overweight position in agency MBS. The Master Portfolio ended the period with a short duration versus the benchmark index.

•

Central bank action in developed markets has contributed much to waning risk aversion and led to a more positive tone in financial markets during the first quarter of 2012. In particular, the US Federal Reserve has further committed to maintaining a zero-interest rate policy for an extended period of time. While it appears that European sovereign debt fears have diminished, risks remain. The Master Portfolio seeks to maintain a near-term short duration bias and remains cautiously optimistic with respect to corporate credit opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including investment advisory and administration fees, if any. Institutional Shares do not have a sales charge.

[2]	Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

[3]	This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.

Performance Summary for the Period Ended March 31, 2012

			Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	3.68%	3.63%	6.69%	N/A	4.85%	N/A	5.08%	N/A
Institutional	3.53	3.56	6.53	N/A	4.71	N/A	4.93	N/A
Service	3.27	3.35	6.21	N/A	4.47	N/A	4.62	N/A
Investor A	3.07	3.40	6.22	1.97%	4.40	3.56%	4.63	4.20%
Investor A1	3.32	3.48	6.40	5.33	4.54	4.33	4.78	4.67
Investor B	2.20	2.98	5.43	1.43	3.71	3.36	4.01	4.01
Investor B1	2.52	3.14	5.76	4.76	4.01	4.01	4.31	4.31
Investor B2	3.68	3.47	6.63	2.13	4.53	4.20	4.26	4.26
Investor C	2.50	3.09	5.58	4.58	3.78	3.78	3.91	3.91
Investor C1	2.49	3.08	5.59	4.59	3.79	3.79	4.04	4.04
Investor C2	2.69	3.18	5.79	4.79	3.98	3.98	4.29	4.29
Class R	2.91	3.27	5.97	N/A	4.17	N/A	4.38	N/A
Barclays US Aggregate Bond Index	—	1.43	7.71	N/A	6.25	N/A	5.80	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	5

About Fund Performance

•

BlackRock Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, BlackRock Share performance results are those of BlackRock Shares of a predecessor fund with no adjustments.

•

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, Institutional Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Institutional Share fees.

•

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to September 24, 2007, Service Share performance results are those of Investor A Shares of a predecessor fund restated to reflect Service Share fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A Share fees.

•

Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A1 Share fees.

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.00%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B Share fees.

•

Investor B1 Shares are subject to a maximum CDSC of 1.00%, declining to 0% after three years. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B1 Share fees.

•

Investor B2 Shares are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B2 Share performance results are those of Investor B Shares of a predecessor fund with no adjustments.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C Share performance results are those of Investor C Shares of a predecessor fund with no adjustments.

•

Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C1 Share fees.

•

Investor C2 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C2 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C2 Share fees.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to October 2, 2006, Class R Share performance results are those of the Class R Shares of a predecessor fund. Prior to the predecessor fund Class R Shares inception date, the Class R Share performance is based on the performance of the BlackRock Shares of the predecessor fund restated to reflect Class R Share fees.

Investor A1, B, B1, B2, C1, and C2 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment advisor, BlackRock Advisors, LLC (the “Manager”), waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 2 of the Notes to Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

6	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2011 and held through March 31, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock	$1,000.00	$1,036.30	$3.46	$1,000.00	$1,021.60	$3.44	0.68%
Institutional	$1,000.00	$1,035.60	$4.33	$1,000.00	$1,020.80	$4.29	0.85%
Service	$1,000.00	$1,033.50	$5.44	$1,000.00	$1,019.70	$5.40	1.07%
Investor A	$1,000.00	$1,034.00	$5.85	$1,000.00	$1,019.20	$5.81	1.15%
Investor A1	$1,000.00	$1,034.80	$5.09	$1,000.00	$1,020.00	$5.05	1.00%
Investor B	$1,000.00	$1,029.80	$9.90	$1,000.00	$1,015.20	$9.82	1.95%
Investor B1	$1,000.00	$1,031.40	$8.28	$1,000.00	$1,016.90	$8.22	1.63%
Investor B2	$1,000.00	$1,034.70	$4.32	$1,000.00	$1,020.20	$4.29	0.85%
Investor C	$1,000.00	$1,030.90	$8.99	$1,000.00	$1,016.20	$8.92	1.77%
Investor C1	$1,000.00	$1,030.80	$8.99	$1,000.00	$1,016.20	$8.92	1.77%
Investor C2	$1,000.00	$1,031.80	$8.03	$1,000.00	$1,017.10	$7.97	1.58%
Class R	$1,000.00	$1,032.70	$7.11	$1,000.00	$1,018.00	$7.06	1.40%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests significantly in a Master Portfolio, the expense table example reflects the expenses of both the Fund and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	7

The Benefits and Risks of Leveraging

The Master Portfolio may utilize leverage to seek to enhance its yield. However, this objective cannot be achieved in all interest rate environments.

The Master Portfolio may utilize leverage by borrowing through reverse repurchase agreements and treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by the Master Portfolio on its longer-term portfolio investments. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the net assets. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Master Portfolio had not used leverage.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Master Portfolio pays higher short-term interest rates whereas the Master Portfolio’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s net assets positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage discussed above.

The use of leverage may enhance opportunities for increased income to the Master Portfolio, but as described above, it also creates risks as short- or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Master Portfolio’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Master Portfolio’s net income will be less than if leverage had not been used. The Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio will incur expenses in connection with the use of leverage, all of which are borne by Master Portfolio investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 2 of the Master Portfolio’s Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolio can realize on an investment, may result in lower dividends paid to shareholders or may cause the Master Portfolio to hold an investment that it might otherwise sell. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

8	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Statement of Assets and Liabilities	BlackRock Total Return Fund

March 31, 2012 (Unaudited)
Assets
Investments at value — Master Portfolio (cost — $2,866,010,634)	$2,904,135,322
Capital shares sold receivable	8,086,795
Withdrawals receivable from the Master Portfolio	6,324,861
Prepaid expenses	1,185,889
Total assets	2,919,732,867

Liabilities
Capital shares redeemed payable	14,411,656
Income dividends payable	5,474,341
Service and distribution fees payable	568,919
Officer’s fees payable	3,939
Other accrued expenses payable	1,125,796
Other liabilities	335,574
Total liabilities	21,920,225
Net Assets	$2,897,812,642

Net Assets Consist of
Paid-in capital	$3,008,043,679
Distributions in excess of net investment income	(14,321,744)
Accumulated net realized loss	(134,033,981)
Net unrealized appreciation/depreciation	38,124,688
Net Assets	$2,897,812,642

Net Asset Value
BlackRock — Based on net assets of $496,257,055 and 43,839,566 shares outstanding, 450 million shares authorized, $0.10 par value	$11.32
Institutional — Based on net assets of $876,088,568 and 77,392,034 shares outstanding, 250 million shares authorized, $0.10 par value	$11.32
Service — Based on net assets of $605,679 and 53,485 shares outstanding, 50 million shares authorized, $0.10 par value	$11.32
Investor A — Based on net assets of $1,007,090,552 and 88,925,490 shares outstanding, 100 million shares authorized, $0.10 par value	$11.33
Investor A1 — Based on net assets of $48,194,039 and 4,258,798 shares outstanding, 50 million shares authorized, $0.10 par value	$11.32
Investor B — Based on net assets of $38,110,781 and 3,367,825 shares outstanding, 250 million shares authorized, $0.10 par value	$11.32
Investor B1 — Based on net assets of $5,824,381 and 514,486 shares outstanding, 50 million shares authorized, $0.10 par value	$11.32
Investor B2 — Based on net assets of $15,502 and 1,368 shares outstanding, 50 million shares authorized, $0.10 par value	$11.33
Investor C — Based on net assets of $229,236,990 and 20,256,675 shares outstanding, 100 million shares authorized, $0.10 par value	$11.32
Investor C1 — Based on net assets of $152,070,532 and 13,433,341 shares outstanding, 100 million shares authorized, $0.10 par value	$11.32
Investor C2 — Based on net assets of $8,822,507 and 779,848 shares outstanding, 50 million shares authorized, $0.10 par value	$11.31
Class R — Based on net assets of $35,496,056 and 3,134,155 shares outstanding, 250 million shares authorized, $0.10 par value	$11.33

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	9

Statement of Operations	BlackRock Total Return Fund

Six Months Ended March 31, 2012 (Unaudited)
Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$278,159
Interest — unaffiliated	74,604,209
Interest — affiliated	349
Total expenses	(6,650,017)
Fees waived	12,766
Total income	68,245,466

Expenses
Investment advisory	5,830,795
Service — Service	728
Service — Investor A	1,210,398
Service — Investor A1	24,099
Service and distribution — Investor B	162,955
Service and distribution — Investor B1	17,939
Service and distribution — Investor B2	23
Service and distribution — Investor C	1,110,245
Service and distribution — Investor C1	617,843
Service and distribution — Investor C2	22,688
Service and distribution — Class R	77,408
Transfer agent — BlackRock	19,770
Transfer agent — Institutional	703,185
Transfer agent — Service	732
Transfer agent — Investor A	895,962
Transfer agent — Investor A1	44,703
Transfer agent — Investor B	110,304
Transfer agent — Investor B1	15,522
Transfer agent — Investor B2	183
Transfer agent — Investor C	269,274
Transfer agent — Investor C1	199,287
Transfer agent — Investor C2	16,815
Transfer agent — Class R	56,064
Registration	138,724
Printing	59,181
Professional	38,424
Officer	1,336
Miscellaneous	17,977
Total expenses	11,662,564
Less fees waived by advisor	(1,706,870)
Less transfer agent fees waived and/or reimbursed — class specific	(270,673)
Less service and distribution fees reimbursed — Investor B2	(9)
Total expenses after fees waived and/or reimbursed	9,685,012
Net investment income	58,560,454

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments, financial futures contracts, options written, swaps, securities sold short, borrowed bonds and foreign currency transactions	(5,031,276)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts, options written, swaps, borrowed bonds and foreign currency transactions	49,486,941
Total realized and unrealized gain	44,455,665
Net Increase in Net Assets Resulting from Operations	$103,016,119

See Notes to Financial Statements.

10	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Statements of Changes in Net Assets	BlackRock Total Return Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$58,560,454	$137,237,521
Net realized loss	(5,031,276)	(5,402,634)
Net change in unrealized appreciation/depreciation	49,486,941	(56,211,290)
Net increase in net assets resulting from operations	103,016,119	75,623,597

Dividends to Shareholders From
Net investment income:
BlackRock	(11,772,238)	(34,452,850)
Institutional	(19,411,822)	(40,670,567)
Service	(10,331)	(27,850)
Investor A	(16,838,811)	(35,643,382)
Investor A1	(873,552)	(2,160,200)
Investor B	(577,002)	(1,954,536)
Investor B1	(106,924)	(346,694)
Investor B2	(291)	(1,660)
Investor C	(3,182,677)	(7,426,838)
Investor C1	(2,205,504)	(6,158,466)
Investor C2	(138,176)	(342,453)
Class R	(500,297)	(1,260,958)
Decrease in net assets resulting from dividends to shareholders	(55,617,625)	(130,446,454)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(402,440,737)	327,763,957

Net Assets
Total increase (decrease) in net assets	(355,042,243)	272,941,100
Beginning of period	3,252,854,885	2,979,913,785
End of period	$2,897,812,642	$3,252,854,885
Distribution in excess of net investment income	$(14,321,744)	$(17,264,573)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	11

Financial Highlights	BlackRock Total Return Fund

	BlackRock
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
		2011	2010	2009	2008	2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.32	$10.55	$10.16	$11.41	$11.50
Net investment income[2]	0.23	0.49	0.57	0.54	0.60	0.53
Net realized and unrealized gain (loss)	0.17	(0.21)	0.74	0.47	(1.26)	(0.11)
Net increase (decrease) from investment operations	0.40	0.28	1.31	1.01	(0.66)	0.42
Dividends from net investment income	(0.22)	(0.46)	(0.54)	(0.62)	(0.59)	(0.51)
Net asset value, end of period	$11.32	$11.14	$11.32	$10.55	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	3.63%[4]	2.58%	12.73%	10.64%	(6.11)%	4.24%

Ratios to Average Net Assets[5]
Total expenses	0.80%[6]	0.94%	0.99%	0.59%	0.55%	0.75%
Total expenses after fees waived and/or reimbursed	0.68%[6,7]	0.85%[7]	0.89%	0.44%	0.45%	0.48%
Net investment income	4.09%[6,7]	4.39%[7]	4.69%	5.72%	5.30%	5.13%

Supplemental Data
Net assets, end of period (000)	$496,257	$745,536	$860,675	$681,677	$369,607	$490,237
Portfolio turnover of the Fund	—	—	—	—	—	238%[8]
Portfolio turnover of the Master Portfolio	616%[9]	1,771%[10]	1,754%[11]	708%[12]	1,081%[13]	153%[14]

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[13]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[14]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of BlackRock Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.134182.

See Notes to Financial Statements.

12	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Total Return Fund

	Institutional
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,				Period September 24, 2007[1] to September 30, 2007
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.31	$10.55	$10.15	$11.40	$11.38
Net investment income[2]	0.22	0.48	0.50	0.55	0.58	0.01
Net realized and unrealized gain (loss)	0.17	(0.20)	0.78	0.46	(1.25)	0.03
Net increase (decrease) from investment operations	0.39	0.28	1.28	1.01	(0.67)	0.04
Dividends from net investment income	(0.21)	(0.45)	(0.52)	(0.61)	(0.58)	(0.02)
Net asset value, end of period	$11.32	$11.14	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	3.56%[4]	2.54%	12.49%	10.60%	(6.26)%	0.27%[4]

Ratios to Average Net Assets[5]
Total expenses	0.96%[6]	1.08%	1.14%	0.77%	0.68%	0.67%[6]
Total expenses after fees waived and/or reimbursed	0.85%[6,7]	0.98%[7]	1.00%	0.58%	0.59%	0.55%[6]
Net investment income	3.95%[6,7]	4.26%[7]	4.58%	5.72%	5.16%	4.54%[6]

Supplemental Data
Net assets, end of period (000)	$876,089	$1,039,894	$522,408	$453,847	$642,177	$837,730
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	13

Financial Highlights (continued)	BlackRock Total Return Fund

	Service
	Six Months Ended March 31, 2012 (Unaudited)

		Year Ended September 30,
		2011	2010	2009	2008	2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.15	$11.32	$10.56	$10.16	$11.41	$11.50
Net investment income[2]	0.21	0.44	0.42	0.54	0.55	0.50
Net realized and unrealized gain (loss)	0.16	(0.19)	0.84	0.45	(1.25)	(0.12)
Net increase (decrease) from investment operations	0.37	0.25	1.26	0.99	(0.70)	0.38
Dividends from net investment income	(0.20)	(0.42)	(0.50)	(0.59)	(0.55)	(0.47)
Net asset value, end of period	$11.32	$11.15	$11.32	$10.56	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	3.35%[4]	2.31%	12.22%	10.37%	(6.47)%	3.88%

Ratios to Average Net Assets[5]
Total expenses	1.32%[6]	1.37%	1.40%	0.98%	0.96%	1.25%
Total expenses after fees waived and/or reimbursed	1.07%[6,7]	1.18%[7]	1.23%	0.78%	0.81%	0.91%
Net investment income	3.75%[6,7]	4.00%[7]	4.44%	5.48%	4.92%	4.80%

Supplemental Data
Net assets, end of period (000)	$606	$610	$936	$1,323	$1,324	$1,769
Portfolio turnover of the Fund	—	—	—	—	—	238%[8]
Portfolio turnover of the Master Portfolio	616%[9]	1,771%[10]	1,754%[11]	708%[12]	1,081%[13]	153%[14]

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[13]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[14]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Service Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.126588.

See Notes to Financial Statements.

14	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A
	Six Months Ended March 31, 2012 (Unaudited)					Period September 24, 2007[1] to September 30, 2007
		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.15	$11.32	$10.56	$10.16	$11.41	$11.38
Net investment income[2]	0.21	0.44	0.44	0.53	0.55	0.01
Net realized and unrealized gain (loss)	0.17	(0.16)	0.81	0.45	(1.26)	0.03
Net increase (decrease) from investment operations	0.38	0.28	1.25	0.98	(0.71)	0.04
Dividends from net investment income	(0.20)	(0.45)	(0.49)	(0.58)	(0.54)	(0.01)
Net asset value, end of period	$11.33	$11.15	$11.32	$10.56	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	3.40%[4]	2.23%	12.16%	10.25%	(6.56)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses	1.26%[6]	1.38%	1.42%	1.04%	1.00%	1.02%[6]
Total expenses after fees waived and/or reimbursed	1.15%[6,7]	1.29%[7]	1.30%	0.89%	0.92%	0.90%[6]
Net investment income	3.67%[6,7]	3.95%[7]	4.22%	5.42%	4.84%	4.17%[6]

Supplemental Data
Net assets, end of period (000)	$1,007,091	$939,439	$942,652	$588,731	$618,346	$690,100
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	15

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A1
	Six Months Ended March 31, 2012 (Unaudited)					Period September 24, 2007[1] to September 30, 2007
		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.31	$10.55	$10.15	$11.40	$11.38
Net investment income[2]	0.21	0.46	0.49	0.54	0.56	0.01
Net realized and unrealized gain (loss)	0.18	(0.20)	0.78	0.45	(1.26)	0.03
Net increase (decrease) from investment operations	0.39	0.26	1.27	0.99	(0.70)	0.04
Dividends from net investment income	(0.21)	(0.43)	(0.51)	(0.59)	(0.55)	(0.02)
Net asset value, end of period	$11.32	$11.14	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	3.48%[4]	2.41%	12.40%	10.36%	(6.46)%	0.27%[4]

Ratios to Average Net Assets[5]
Total expenses	1.11%[6]	1.20%	1.27%	0.93%	0.88%	0.72%[6]
Total expenses after fees waived and/or reimbursed	1.00%[6,7]	1.10%[7]	1.09%	0.80%	0.81%	0.64%[6]
Net investment income	3.82%[6,7]	4.11%[7]	4.55%	5.55%	4.95%	4.43%[6]

Supplemental Data
Net assets, end of period (000)	$48,194	$49,333	$64,599	$72,851	$109,125	$147,533
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

16	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B
	Six Months Ended March 31, 2012 (Unaudited)					Period September 24, 2007[1] to September 30, 2007

		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.31	$10.55	$10.15	$11.40	$11.38
Net investment income[2]	0.16	0.36	0.41	0.46	0.47	0.01
Net realized and unrealized gain (loss)	0.17	(0.19)	0.78	0.45	(1.25)	0.02
Net increase (decrease) from investment operations	0.33	0.17	1.19	0.91	(0.78)	0.03
Dividends from net investment income	(0.15)	(0.34)	(0.43)	(0.51)	(0.47)	(0.01)
Net asset value, end of period	$11.32	$11.14	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	2.98%[4]	1.54%	11.51%	9.50%	(7.18)%	0.26%[4]

Ratios to Average Net Assets[5]
Total expenses	2.06%[6]	2.03%	2.08%	1.72%	1.64%	1.51%[6]
Total expenses after fees waived and/or reimbursed	1.95%[6,7]	1.94%[7]	1.90%	1.58%	1.57%	1.43%[6]
Net investment income	2.85%[6,7]	3.25%[7]	3.75%	4.76%	4.18%	3.64%[6]

Supplemental Data
Net assets, end of period (000)	$38,111	$49,275	$77,806	$93,722	$131,142	$193,973
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	17

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B1
	Six Months Ended March 31, 2012 (Unaudited)					Period September 24, 2007[1] to September 30, 2007

		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.32	$10.55	$10.16	$11.41	$11.38
Net investment income[2]	0.18	0.39	0.41	0.49	0.50	0.01
Net realized and unrealized gain (loss)	0.17	(0.20)	0.82	0.44	(1.25)	0.03
Net increase (decrease) from investment operations	0.35	0.19	1.23	0.93	(0.75)	0.04
Dividends from net investment income	(0.17)	(0.37)	(0.46)	(0.54)	(0.50)	(0.01)
Net asset value, end of period	$11.32	$11.14	$11.32	$10.55	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	3.14%[4]	1.76%	11.97%	9.71%	(6.91)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses	1.74%[6]	1.73%	1.78%	1.44%	1.36%	1.20%[6]
Total expenses after fees waived and/or reimbursed	1.63%[6,7]	1.64%[7]	1.58%	1.30%	1.30%	1.12%[6]
Net investment income	3.17%[6,7]	3.56%[7]	4.09%	5.05%	4.46%	3.96%[6]

Supplemental Data
Net assets, end of period (000)	$5,824	$8,364	$12,080	$15,886	$24,912	$42,961
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

18	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B2
	Six Months Ended March 31, 2012 (Unaudited)

		Year Ended September 30,
		2011	2010	2009	2008	2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.16	$11.32	$10.56	$10.16	$11.40	$11.49
Net investment income[2]	0.24	0.49	0.48	0.54	0.54	0.49
Net realized and unrealized gain (loss)	0.15	(0.20)	0.77	0.44	(1.24)	(0.12)
Net increase (decrease) from investment operations	0.39	0.29	1.25	0.98	(0.70)	0.37
Dividends from net investment income	(0.22)	(0.45)	(0.49)	(0.58)	(0.54)	(0.46)
Net asset value, end of period	$11.33	$11.16	$11.32	$10.56	$10.16	$11.40

Total Investment Return[3]
Based on net asset value	3.47%[4]	2.68%	12.14%	10.28%	(6.50)%	3.59%

Ratios to Average Net Assets[5]
Total expenses	3.47%[6]	2.03%	1.58%	1.01%	1.02%	1.28%
Total expenses after fees waived and/or reimbursed	0.85%[6,7]	0.85%[7]	1.34%	0.88%	0.95%	1.03%
Net investment income	4.23%[6,7]	4.36%[7]	4.38%	5.53%	4.78%	4.73%

Supplemental Data
Net assets, end of period (000)	$16	$15	$75	$223	$612	$1,027
Portfolio turnover of the Fund	—	—	—	—	—	238%[8]
Portfolio turnover of the Master Portfolio	616%[9]	1,771%[10]	1,754%[11]	708%[12]	1,081%[13]	153%[14]

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[13]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[14]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Investor B Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.132883.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	19

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C
	Six Months Ended March 31, 2012 (Unaudited)

		Year Ended September 30,
		2011	2010	2009	2008	2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.31	$10.55	$10.15	$11.40	$11.49
Net investment income[2]	0.17	0.37	0.39	0.47	0.48	0.16
Net realized and unrealized gain (loss)	0.17	(0.19)	0.79	0.45	(1.26)	0.16
Net increase (decrease) from investment operations	0.34	0.18	1.18	0.92	(0.78)	0.32
Dividends from net investment income	(0.16)	(0.35)	(0.42)	(0.52)	(0.47)	(0.41)
Net asset value, end of period	$11.32	$11.14	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	3.09%[4]	1.61%	11.46%	9.61%	(7.12)%	3.12%

Ratios to Average Net Assets[5]
Total expenses	2.07%[6]	2.18%	2.24%	1.90%	1.95%	2.08%
Total expenses after fees waived and/or reimbursed	1.77%[6,7]	1.91%[7]	1.93%	1.48%	1.50%	1.53%
Net investment income	3.06%[6,7]	3.35%[7]	3.64%	4.81%	4.24%	3.85%

Supplemental Data
Net assets, end of period (000)	$229,237	$220,431	$228,349	$167,345	$157,147	$137,586
Portfolio turnover of the Fund	—	—	—	—	—	238%[8]
Portfolio turnover of the Master Portfolio	616%[9]	1,771%[10]	1,754%[11]	708%[12]	1,081%[13]	153%[14]

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charge and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[13]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[14]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Investor C Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.133781.

See Notes to Financial Statements.

20	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C1
	Six Months Ended March 31, 2012 (Unaudited)					Period September 24, 2007[1] to September 30, 2007

		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.14	$11.32	$10.55	$10.16	$11.41	$11.38
Net investment income[2]	0.17	0.38	0.41	0.47	0.48	0.01
Net realized and unrealized gain (loss)	0.17	(0.21)	0.79	0.44	(1.25)	0.03
Net increase (decrease) from investment operations	0.34	0.17	1.20	0.91	(0.77)	0.04
Dividends from net investment income	(0.16)	(0.35)	(0.43)	(0.52)	(0.48)	(0.01)
Net asset value, end of period	$11.32	$11.14	$11.32	$10.55	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	3.08%[4]	1.56%	11.67%	9.50%	(7.09)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses	1.88%[6]	1.94%	2.00%	1.62%	1.55%	1.45%[6]
Total expenses after fees waived and/or reimbursed	1.77%[6,7]	1.85%[7]	1.83%	1.48%	1.49%	1.37%[6]
Net investment income	3.05%[6,7]	3.37%[7]	3.79%	4.85%	4.27%	3.70%[6]

Supplemental Data
Net assets, end of period (000)	$152,071	$161,362	$215,515	$229,174	$297,811	$393,738
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	21

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C2
	Six Months Ended March 31, 2012 (Unaudited)					Period September 24, 2007[1] to September 30, 2007

		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.13	$11.31	$10.55	$10.15	$11.40	$11.37
Net investment income[2]	0.18	0.39	0.43	0.49	0.50	0.01
Net realized and unrealized gain (loss)	0.17	(0.20)	0.78	0.44	(1.26)	0.03
Net increase (decrease) from investment operations	0.35	0.19	1.21	0.93	(0.76)	0.04
Dividends from net investment income	(0.17)	(0.37)	(0.45)	(0.53)	(0.49)	(0.01)
Net asset value, end of period	$11.31	$11.13	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	3.18%[4]	1.73%	11.79%	9.74%	(6.95)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses	1.69%[6]	1.77%	1.80%	1.46%	1.40%	1.29%[6]
Total expenses after fees waived and/or reimbursed	1.58%[6,7]	1.68%[7]	1.64%	1.33%	1.33%	1.21%[6]
Net investment income	3.24%[6,7]	3.54%[7]	3.99%	4.99%	4.42%	3.87%[6]

Supplemental Data
Net assets, end of period (000)	$8,823	$9,419	$11,481	$12,881	$15,099	$20,654
Portfolio turnover of the Master Portfolio	616%[8]	1,771%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

22	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights (concluded)	BlackRock Total Return Fund

	Class R
	Six Months Ended March 31, 2012 (Unaudited)					Period October 2, 2006[1] to September 30, 2007

		Year Ended September 30,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.15	$11.32	$10.56	$10.16	$11.41	$11.50
Net investment income[2]	0.19	0.41	0.44	0.51	0.52	0.11
Net realized and unrealized gain (loss)	0.17	(0.19)	0.78	0.45	(1.25)	0.26
Net increase (decrease) from investment operations	0.36	0.22	1.22	0.96	(0.73)	0.37
Dividends from net investment income	(0.18)	(0.39)	(0.46)	(0.56)	(0.52)	(0.46)
Net asset value, end of period	$11.33	$11.15	$11.32	$10.56	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	3.27%[4]	1.99%	11.86%	10.01%	(6.76)%	3.48%[4]

Ratios to Average Net Assets[5]
Total expenses	1.69%[6]	1.74%	1.78%	1.45%	1.37%	1.37%[6]
Total expenses after fees waived and/or reimbursed	1.40%[6,7]	1.50%[7]	1.56%	1.11%	1.13%	1.10%[6]
Net investment income	3.44%[6,7]	3.68%[7]	4.07%	5.23%	4.62%	4.01%[6]

Supplemental Data
Net assets, end of period (000)	$35,496	$29,175	$43,338	$46,658	$57,895	$62,836
Portfolio turnover of the Fund	—	—	—	—	—	238%[8]
Portfolio turnover of the Master Portfolio	616%[9]	1,771%[10]	1,754%[11]	708%[12]	1,081%[13]	153%[14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Represents portfolio turnover for the period.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[13]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[14]	Represents portfolio turnover for the period.

The performance prior to September 24, 2007 set forth in this table is the financial data of Class R Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.133286.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	23

Notes to Financial Statements (Unaudited)	BlackRock Total Return Fund

1. Organization and Significant Accounting Policies:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond Fund, Inc. (the “Corporation”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The percentage of the Master Portfolio owned by the Fund at March 31, 2012 was 86.5%. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares may be subject to a CDSC. In addition, Investor A1, Investor B, Investor B1, Investor B2, Investor C1 and Investor C2 Shares are sold only to certain eligible investors. Class R Shares are sold to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B and Investor B1 Shares automatically convert to Investor A and Investor A1 Shares, respectively, after approximately ten years. Investor B2 Shares automatically convert to Investor A Shares after approximately seven years. Investor A1, B, B1, B2, C1, and C2 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B, Investor B1 and Investor B2 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans as applicable).

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended September 30, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

24	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $250 million	0.50%
$250 million – $500 million	0.45%
$500 million – $750 million	0.40%
Greater than $750 million	0.35%

The Manager contractually agreed to waive the Fund’s investment advisor’s fee in the amount of the Fund’s share of the investment advisor’s fee paid to the Master Portfolio. For the six months ended March 31, 2012, the Manager waived $1,060,170, which is included in fees waived by advisor in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets allocated to each class of the Fund as follows: 0.40% (for BlackRock Shares), 0.55% (for Institutional Shares), 0.85% (for Service Shares), 0.90% (for Investor A Shares), 1.65% (for Investor B2 Shares), 1.65% (for Investor C Shares) and 1.10% (for Class R Shares) until February 1, 2013. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board, including a majority of the Independent Directors. In addition to the contractual waivers described above, the Manager has voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses (excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 0.76% (for Service Shares), 1.53% (for Investor B2 Shares), 1.45% (for Investor C Shares) and 1.08% (for Class R Shares). These voluntary waivers may be reduced or discontinued at any time. As a result, the Manager waived the following amounts, which are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

BlackRock	$21,116
Institutional	4,212
Service	408
Investor A	2,356
Investor A1	211
Investor B	135
Investor B1	25
Investor B2	183
Investor C	213,162
Investor C1	453
Investor C2	27
Class R	28,385
Total	$270,673

In addition, the Manager waived $646,700, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) and BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays each of BFM and BIL for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor B1	0.25%	0.25%
Investor B2	0.25%	0.75	%(1)
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

(1)	Investor B2 did not pay a portion of its respective distribution fees during the year.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B2, Investor C, Investor C1, Investor C2 and Class R shareholders.

For the six months ended March 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $71,036.

For the six months ended March 31, 2012, affiliates received the following CDSCs:

Investor A	$1,135
Investor B	$4,845
Investor B1	$92
Investor C	$26,009
Investor C1	$351

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	25

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2012, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statement of Operations:

BlackRock	$1,326
Institutional	$4,122
Service	$28
Investor A	$4,194
Investor A1	$306
Investor B	$588
Investor B1	$48
Investor B2	$9
Investor C	$1,650
Investor C1	$1,254
Investor C2	$66
Class R	$168

During the six months ended March 31, 2012, the Fund received a reimbursement of $2,307 from an affiliate, which is included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,
2017	$15,644,176
2018	88,608,573
Total	$104,252,749

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after September 30, 2011 will not be subject to expiration. In addition any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2012		Year Ended September 30, 2011

	Shares	Amount	Shares	Amount
BlackRock
Shares sold	6,763,606	$75,173,317	18,997,302	$212,204,696
Shares issued to shareholders in reinvestment of dividends	1,029,782	11,559,951	3,022,610	33,792,406
Shares redeemed	(30,877,130)	(344,167,596)	(31,140,323)	(348,941,293
Net decrease	(23,083,742)	$(257,434,328)	(9,120,411)	$(102,944,191)

Institutional
Shares sold and automatic conversion of shares	17,207,608	$192,581,099	84,842,928	$957,726,022
Shares issued to shareholders in reinvestment of dividends	1,446,742	16,252,668	3,166,969	35,378,219
Shares redeemed	(34,609,339)	(388,149,545)	(40,836,168)	(456,767,157)
Net increase (decrease)	(15,954,989)	$(179,315,778)	47,173,729	$536,337,084

Service
Shares sold and automatic conversion of shares	3,464	$39,016	1,149	$12,834
Shares issued to shareholders in reinvestment of dividends	850	9,561	2,197	24,580
Shares redeemed	(5,561)	(61,904)	(31,296)	(349,461)
Net decrease	(1,247)	$(13,327)	(27,950)	$(312,047)

Investor A
Shares sold and automatic conversion of shares	11,648,924	$130,521,425	23,285,222	$259,989,684
Shares issued to shareholders in reinvestment of dividends	1,346,292	15,146,655	2,934,513	32,818,294
Shares redeemed	(8,354,513)	(93,631,272)	(25,202,664)	(281,910,825)
Net increase	4,640,703	$52,036,808	1,017,071	$10,897,153

26	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Notes to Financial Statements (concluded)	BlackRock Total Return Fund

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Investor A1
Shares sold and automatic conversion of shares	485,440	$5,439,160	839,148	$9,376,766
Shares issued to shareholders in reinvestment of dividends	63,273	711,095	160,515	1,794,158
Shares redeemed	(719,343)	(8,053,462)	(2,280,529)	(25,514,230)
Net decrease	(170,630)	$(1,903,207)	(1,280,866)	$(14,343,306)

Investor B
Shares sold	240,406	$2,687,867	458,920	$5,133,360
Shares issued to shareholders in reinvestment of dividends	35,137	394,671	135,334	1,512,752
Shares redeemed and automatic conversion of shares	(1,331,985)	(14,910,967)	(3,047,462)	(34,039,499)
Net decrease	(1,056,442)	$(11,828,429)	(2,453,208)	$(27,393,387)

Investor B1
Shares sold and automatic conversion of shares	42,288	$475,050	93,574	$1,045,713
Shares issued to shareholders in reinvestment of dividends	8,425	94,605	26,281	293,830
Shares redeemed	(287,012)	(3,225,426)	(436,548)	(4,873,262)
Net decrease	(236,299)	$(2,655,771)	(316,693)	$(3,533,719)

Investor B2
Shares issued to shareholders in reinvestment of dividends	26	$291	131	$1,476
Shares redeemed	(39)	(433)	(5,404)	(60,488)
Net decrease	(13)	$(142)	(5,273)	$(59,012)

Investor C
Shares sold	4,040,177	$45,279,324	8,652,630	$96,620,437
Shares issued to shareholders in reinvestment of dividends	216,004	2,428,374	547,822	6,121,108
Shares redeemed	(3,790,531)	(42,446,666)	(9,594,504)	(107,202,583)
Net increase (decrease)	465,650	$5,261,032	(394,052)	$(4,461,038)

Investor C1
Shares sold and automatic conversion of shares	861,120	$9,703,586	665,915	$7,426,219
Shares issued to shareholders in reinvestment of dividends	147,015	1,652,401	455,744	5,094,934
Shares redeemed	(2,058,373)	(23,055,916)	(5,682,775)	(63,522,241)
Net decrease	(1,050,238)	$(11,699,929)	(4,561,116)	$(51,001,088)

Investor C2
Shares sold and automatic conversion of shares	41,717	$466,224	96,460	$1,076,422
Shares issued to shareholders in reinvestment of dividends	10,073	113,182	24,912	278,274
Shares redeemed	(117,938)	(1,319,942)	(290,679)	(3,245,300)
Net decrease	(66,148)	$(740,536)	(169,307)	$(1,890,604)

Class R
Shares sold	1,267,662	$14,282,196	1,085,414	$12,112,312
Shares issued to shareholders in reinvestment of dividends	44,490	500,297	111,879	1,251,362
Shares redeemed	(795,325)	(8,929,623)	(2,407,912)	(26,895,562)
Net increase (decrease)	516,827	$5,852,870	(1,210,619)	$(13,531,888)
Total Net Increase (Decrease)	(35,996,568)	$(402,440,737)	28,651,305	$327,763,957

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	27

Portfolio Information	Master Total Return Portfolio

As of March 31, 2012

Portfolio Composition	Percent of Long-Term Investments
US Government Sponsored Agency Securities	51%
Corporate Bonds	21
US Treasury Obligations	14
Non-Agency Mortgage-Backed Securities	7
Asset-Backed Securities	4
Floating Rate Loan Interests	1
Foreign Agency Obligations	1
Preferred Securities	1

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa[2]	77%
AA/Aa	3
A	7
BBB/Baa	8
BB/Ba	3
B	2

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”).

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

28	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	8,513	$9,258,730
Series 2010-2A, Class A, 4.07%, 1/15/48		4,364	4,444,595
Series 2010-3A, Class A, 3.82%, 12/15/48		8,396	8,390,276
Series 2012-1A, Class A, 4.21%, 2/16/65		4,510	4,550,868
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.96%, 12/25/33		581	448,750
Series 2006-CW1, Class A2C, 0.38%, 7/25/36		1,680	998,043
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3, 2.84%, 3/01/26		10,440	10,313,445
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		5,685	5,685,000
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		4,050	4,130,184
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 21A1, 0.31%, 12/25/36 (b)		2,442	2,287,703
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 6/17/14 (b)	GBP	3,400	5,533,577
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17	USD	1,860	1,852,151
Series 2012-1, Class C, 2.20%, 10/16/17		1,150	1,144,939
Series 2012-1, Class D, 3.09%, 8/15/18		1,430	1,423,825
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.29%, 1/25/37 (b)		13	13,402
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		10,300	10,368,655
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.86%, 9/25/33		677	586,832
Series 2004-5, Class A, 0.69%, 10/25/34		973	829,803
Series 2006-13, Class 3AV2, 0.39%, 1/25/37		2,091	1,439,950
Series 2006-17, Class 2A2, 0.39%, 3/25/47		1,065	635,633
Series 2007-1, Class 2A1, 0.29%, 7/25/37		67	65,524
Series 2007-11, Class 2A1, 0.30%, 6/25/47		5	4,613
Series 2007-12, Class 2A1, 0.59%, 8/25/47	USD	55	53,760
DT Auto Owner Trust (a):
Series 2011-2A, Class B, 2.12%, 2/16/16		3,899	3,902,292
Series 2011-3A, Class C, 4.03%, 2/15/17		2,460	2,460,869
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.46%, 4/25/33 (b)		11	10,823

Asset-Backed Securities	Par (000)		Value
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)	USD	3,035	$3,057,092
Series 2010-5, Class D, 2.41%, 9/15/15 (a)		1,620	1,631,586
Series 2011-2, Class C, 2.37%, 9/15/15		3,860	3,866,125
Series 2011-2, Class D, 2.86%, 9/15/15		2,685	2,689,059
Series 2012-1, Class B, 1.14%, 1/15/16 (b)		1,670	1,670,000
Series 2012-1, Class C, 1.74%, 1/15/16 (b)		4,380	4,379,998
Series 2012-1, Class D, 2.34%, 1/15/16 (b)		4,100	4,099,996
Series 2012-2, Class B, 2.32%, 1/15/19		2,244	2,234,598
Series 2012-2, Class C, 2.86%, 1/15/19		1,030	1,023,537
Series 2012-2, Class D, 3.51%, 1/15/19		1,820	1,808,665
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	1,946	2,617,275
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.31%, 3/25/36 (b)	USD	32	14,696
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (b)		89	87,356
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,555	2,548,122
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.54%, 12/25/34 (b)		820	690,148
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.60%, 8/23/27		6,505	6,164,826
Series 2008-3, Class A4, 2.14%, 11/25/24		5,600	5,772,190
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.50%, 6/25/35 (b)		2,543	2,406,847
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.88%, 7/25/33 (b)		1,650	1,296,570
PFS Financing Corp., Series 2012-AA, Class A, 1.44%, 2/15/16 (a)(b)		4,400	4,399,999
RAAC, Series 2005-SP2, Class 2A, 0.54%, 6/25/44 (b)		6,022	4,282,523
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.82%, 7/25/33 (b)		738	453,823
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		6,186	6,134,661
Series 2011-S1A, Class C, 2.01%, 8/15/16		4,829	4,786,705
Series 2011-WO, Class C, 3.19%, 10/15/15		6,580	6,569,405
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		8,380	8,412,158
Series 2010-2, Class C, 3.89%, 7/17/17		9,885	10,045,829
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		7,668	7,707,470
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		8,015	7,965,431

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
PHP	Philippine Peso
RB	Revenue Bonds
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	29

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (concluded):
Series 2011-1, Class D, 4.01%, 2/15/17	USD	8,000	$8,026,855
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		5,311	5,298,181
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		4,019	4,009,970
Series 2012-1, Class B, 2.72%, 5/16/16		2,260	2,298,145
Series 2012-1, Class C, 3.78%, 11/15/17		3,045	3,115,096
Series 2012-2, Class C, 3.20%, 2/15/18		6,490	6,504,144
Series 2012-2, Class D, 3.87%, 2/15/18		4,020	4,033,620
Scholar Funding Trust, Series 2011-A, Class A, 1.45%, 10/28/43 (a)(b)		6,158	5,923,409
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		6,087	5,829,739
Series 2008-5, Class A3, 1.86%, 1/25/18 (b)		4,285	4,377,048
Series 2008-5, Class A4, 2.26%, 7/25/23 (b)		4,690	4,857,769
Series 2012-A, Class A1, 1.64%, 8/15/25 (a)(b)		3,253	3,260,679
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		2,750	2,740,711
Small Business Administration:
Series 2002-P10, Class 1, 5.20%, 8/10/12		77	78,471
Series 2003-P10A, Class 1, 4.52%, 2/10/13		9	9,135
Series 2004-P10, Class 1, 4.50%, 2/10/14		192	198,029
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.35%, 10/25/36 (b)		88	86,804
Structured Asset Securities Corp.:
Series 2003-Al2, Class A, 3.36%, 1/25/31 (a)		1,321	1,211,314
Series 2004-23XS, Class 2A1, 0.54%, 1/25/35 (b)		2,190	1,570,455
Series 2005-GEL2, Class A, 0.52%, 4/25/35 (b)		689	615,693
Series 2006-BC6, Class A2, 0.32%, 1/25/37 (b)		1,262	1,245,680
Series 2007-BC1, Class A2, 0.29%, 2/25/37 (b)		334	323,938
Total Asset-Backed Securities — 7.6%			255,265,817

Corporate Bonds
Air Freight & Logistics — 0.2%
PostNL NV, 5.38%, 11/14/17	EUR	3,500	5,139,850
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,925	3,126,699
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	1,098	1,761,345
			4,888,044
Capital Markets — 1.6%
Credit Suisse AG:
1.63%, 3/06/15 (a)	USD	10,740	10,714,487
2.60%, 5/27/16 (a)		6,330	6,453,454
5.40%, 1/14/20		2,460	2,532,467
Deutsche Bank AG, 1.67%, 3/09/17 (b)	EUR	2,850	3,403,455
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	20,545	21,135,463
Morgan Stanley, 5.50%, 7/28/21		10,260	10,026,934
			54,266,260

Corporate Bonds	Par (000)		Value
Chemicals — 0.8%
CF Industries, Inc., 7.13%, 5/01/20	USD	6,863	$8,175,549
The Dow Chemical Co., 4.13%, 11/15/21		3,570	3,672,620
Kerling Plc, 10.63%, 2/01/17	EUR	1,292	1,714,524
Lyondell Chemical Co., 11.00%, 5/01/18	USD	4,812	5,317,607
LyondellBasell Industries NV, 5.75%, 4/15/24 (a)(c)		5,000	4,987,500
Nova Chemicals Corp., 8.38%, 11/01/16		2,500	2,775,000
			26,642,800
Commercial Banks — 4.5%
Banco Santander SA, 3.25%, 2/17/15	EUR	1,800	2,410,637
Bank of India, 6.25%, 2/16/21	USD	4,670	4,665,820
BNP Paribas Home Loan SFH, 3.13%, 3/22/22	EUR	3,800	5,087,317
BNP Paribas SA, 5.43%, 9/07/17		1,240	1,756,643
CIT Group, Inc., 7.00%, 5/02/17 (a)	USD	790	791,975
Commerzbank AG, 6.38%, 3/22/19	EUR	1,250	1,419,056
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 4.00%, 1/11/22		4,825	6,680,278
Discover Bank:
8.70%, 11/18/19	USD	1,980	2,463,894
7.00%, 4/15/20		5,720	6,563,448
Eksportfinans ASA:
5.50%, 5/25/16		1,310	1,282,350
5.50%, 6/26/17		275	267,617
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,727,075
HSBC Bank Plc, 3.10%, 5/24/16 (a)		7,630	7,772,010
HSBC Holdings Plc, 6.10%, 1/14/42		3,120	3,630,195
ICICI Bank Ltd., 4.75%, 11/25/16 (a)		6,450	6,417,286
ING Bank NV:
1.17%, 5/23/16 (b)		600	555,900
4.00%, 12/23/16	EUR	1,750	2,448,194
KBC IFIMA NV, 5.00%, 3/16/16		3,650	5,060,485
Lloyds TSB Bank Plc:
11.88%, 12/16/21 (b)		3,000	4,421,214
5.13%, 3/07/25	GBP	2,250	3,797,665
6.50%, 9/17/40		350	531,327
National Agricultural Cooperative Federation, 3.50%, 2/08/17 (a)	USD	8,300	8,328,411
Oversea-Chinese Banking Corp., Ltd., 3.75%, 11/15/22 (b)		10,000	9,967,650
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		17,090	17,185,174
2.30%, 6/30/17		8,220	8,192,052
Société Générale SA, 6.13%, 8/20/18	EUR	3,400	4,663,370
UBS AG, 2.25%, 3/30/17 (a)	USD	10,450	10,424,513
Wells Fargo & Co., 3.50%, 3/08/22		10,035	9,879,146
			152,390,702
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 10.63%, 3/15/15	USD	1,700	1,855,142
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (a)		3,500	4,060,000
Verisure Holding AB:
8.75%, 9/01/18	EUR	2,179	2,986,631
8.75%, 12/01/18		601	733,422
			9,635,195
Construction & Engineering — 0.1%
ABB Finance BV, 2.63%, 3/26/19		3,271	4,377,958
Consumer Finance — 0.5%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17	USD	3,018	3,344,345
SLM Corp.:
6.25%, 1/25/16		7,120	7,404,800
6.00%, 1/25/17		5,000	5,150,000
Series A, 0.86%, 1/27/14 (b)		35	33,430
			15,932,575

See Notes to Financial Statements.

30	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 3.4%
Bank of America Corp.:
3.88%, 3/22/17	USD	5,130	$5,158,292
6.00%, 9/01/17		7,000	7,624,120
7.63%, 6/01/19		3,000	3,459,348
5.70%, 1/24/22		2,275	2,408,279
Capital One Financial Corp., 4.75%, 7/15/21		7,745	8,149,459
Cedulas TDA 6 Fondo de Titulizacion de Activos, Series A-6, 4.25%, 4/10/31	EUR	1,700	1,326,312
Citigroup, Inc.:
5.00%, 9/15/14	USD	9,060	9,382,799
4.59%, 12/15/15		23,100	24,326,610
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	792	1,064,116
Imperial Tobacco Finance Plc, 5.00%, 12/02/19	EUR	1,144	1,699,175
JPMorgan Chase & Co., 3.88%, 9/23/20		1,000	1,393,167
JPMorgan Chase Bank NA:
6.00%, 7/05/17	USD	13,805	15,643,826
Series BKNT, 6.00%, 10/01/17		13,350	15,275,217
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19		6,190	6,654,250
6.88%, 2/15/21		5,710	5,909,850
TMX Finance LLC, 13.25%, 7/15/15		4,000	4,420,000
			113,894,820
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.35%, 9/01/40		4,235	4,503,118
Level 3 Financing, Inc., 8.13%, 7/01/19 (a)		4,474	4,619,405
Telefonica Emisiones SAU, 5.60%, 3/12/20	GBP	1,800	2,817,449
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	5,110	5,227,847
6.40%, 2/15/38		1,878	2,274,851
			19,442,670
Electric Utilities — 2.7%
Alabama Power Co., 3.95%, 6/01/21		5,015	5,345,027
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,199	1,582,983
5.95%, 12/15/36		2,175	2,339,080
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,915	3,906,234
Florida Power & Light Co., 5.95%, 2/01/38		3,645	4,581,874
Florida Power Corp., 6.40%, 6/15/38		2,646	3,442,666
Georgia Power Co., 3.00%, 4/15/16		8,985	9,502,231
Hydro-Quebec:
9.40%, 2/01/21		4,365	6,398,095
8.40%, 1/15/22		8,220	11,599,546
8.05%, 7/07/24		21,145	30,434,358
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,730	3,416,098
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	3,561,444
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,815	2,971,480
			89,081,116
Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(d)		1,310	1,316,550
Ensco Plc:
3.25%, 3/15/16		1,880	1,961,327
4.70%, 3/15/21		3,915	4,223,823
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		2,407	2,515,315
MEG Energy Corp., 6.50%, 3/15/21 (a)		4,100	4,294,750
Noble Holding International Ltd., 5.25%, 3/15/42		3,125	3,104,453
Peabody Energy Corp., 6.25%, 11/15/21 (a)		7,895	7,737,100
Pride International, Inc., 6.88%, 8/15/20		2,650	3,231,582

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Transocean, Inc.:
5.05%, 12/15/16	USD	8,125	$8,701,274
6.50%, 11/15/20		4,025	4,500,449
6.38%, 12/15/21		14,980	16,855,017
			58,441,640
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		2,343	2,813,938
Food Products — 0.4%
Kraft Foods, Inc.:
6.50%, 8/11/17		6,049	7,297,060
6.50%, 2/09/40		4,500	5,537,398
			12,834,458
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 6.25%, 11/15/15		13,154	14,525,633
Health Care Providers & Services — 0.7%
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	1,225	1,876,115
HCA, Inc.:
6.50%, 2/15/20	USD	4,168	4,376,400
7.25%, 9/15/20		3,925	4,273,344
Tenet Healthcare Corp.:
10.00%, 5/01/18		147	168,315
6.25%, 11/01/18 (a)		4,905	5,064,412
8.88%, 7/01/19		5,365	6,008,800
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,630	1,673,136
			23,440,522
Hotels, Restaurants & Leisure — 1.0%
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	500	663,793
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	1,170	1,558,494
International Game Technology, 7.50%, 6/15/19	USD	11,199	13,117,814
MGM Resorts International:
10.38%, 5/15/14		4,020	4,557,675
11.13%, 11/15/17		4,954	5,604,212
Punch Taverns Finance Plc, Series A1R, 7.27%, 4/15/22	GBP	760	1,115,332
Wyndham Worldwide Corp., 4.25%, 3/01/22	USD	6,430	6,303,490
			32,920,810
Household Durables — 0.0%
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	1,165	1,573,182
Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group Inc., 5.15%, 12/01/20	USD	670	737,833
Constellation Energy Group, Inc., 7.60%, 4/01/32		1,600	2,080,243
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		7,690	8,382,100
Laredo Petroleum, Inc., 9.50%, 2/15/19		2,000	2,225,000
			13,425,176
Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%, 12/01/15 (a)		2,500	2,656,250
Insurance — 4.1%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	4,400	5,551,978
American International Group, Inc.:
3.80%, 3/22/17	USD	8,028	8,128,800
5.45%, 5/18/17		4,150	4,461,416
8.18%, 5/15/58 (b)		1,970	2,085,245
AXA SA, 5.25%, 4/16/40 (b)	EUR	3,000	3,423,356
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	USD	3,968	3,787,285

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	31

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Fidelity International Ltd., 7.13%, 2/13/24	GBP	5,250	$8,434,497
Hartford Financial Services Group, Inc., 6.00%, 1/15/19	USD	3,450	3,768,632
Hartford Life Global Funding Trusts, 0.65%, 6/16/14 (b)		13,275	12,605,980
ING Groep NV, 4.13%, 3/23/15	EUR	4,745	6,587,610
ING Verzekeringen NV, 2.69%, 6/21/21 (b)		2,880	3,572,488
Lincoln National Corp., 7.00%, 6/15/40	USD	2,860	3,358,824
Manulife Financial Corp., 3.40%, 9/17/15		12,215	12,573,938
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,452,611
2.50%, 1/11/13		24,245	24,497,463
5.13%, 6/10/14		1,600	1,737,514
Muenchener Rueckversicherungs AG (b):
6.00%, 5/26/41	EUR	2,700	3,566,981
6.63%, 5/26/42	GBP	1,900	3,045,069
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	10,790	11,712,642
7.38%, 6/15/19		3,690	4,561,272
5.38%, 6/21/20		2,085	2,335,323
			138,248,924
IT Services — 0.1%
First Data Corp. (a):
7.38%, 6/15/19		2,290	2,332,937
8.25%, 1/15/21		285	278,587
			2,611,524
Machinery — 0.3%
Joy Global, Inc., 5.13%, 10/15/21		2,240	2,425,481
UR Financing Escrow Corp. (a):
5.75%, 7/15/18		753	770,884
7.38%, 5/15/20		4,565	4,667,712
7.63%, 4/15/22		1,874	1,925,535
			9,789,612
Media — 3.5%
CBS Corp.:
4.63%, 5/15/18		1,785	1,943,587
8.88%, 5/15/19		3,440	4,519,582
5.75%, 4/15/20		2,820	3,242,086
CCH II LLC, 13.50%, 11/30/16		6,675	7,609,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,854	2,023,177
Series B, 9.25%, 12/15/17		6,242	6,842,792
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,225,534
Comcast Corp.:
5.88%, 2/15/18		6,350	7,515,015
6.45%, 3/15/37		3,686	4,411,475
Cox Communications, Inc., 8.38%, 3/01/39 (a)		6,180	8,701,168
CSC Holdings LLC, 8.50%, 4/15/14		2,742	3,050,475
DIRECTV Holdings LLC:
6.38%, 3/01/41		4,422	4,990,497
5.15%, 3/15/42 (a)		2,033	1,980,516
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		4,072	4,280,690
NBC Universal Media LLC, 5.15%, 4/30/20		3,508	3,970,372
The New York Times Co., 6.63%, 12/15/16		20,100	20,954,250
News America, Inc., 6.40%, 12/15/35		315	357,120
Time Warner Cable, Inc.:
5.88%, 11/15/40		5,025	5,414,327
5.50%, 9/01/41		4,990	5,227,165

Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner, Inc.:
4.70%, 1/15/21	USD	2,080	$2,272,450
6.10%, 7/15/40		1,370	1,533,245
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		5,000	5,400,000
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		3,740	4,062,575
5.25%, 1/15/21		4,870	5,235,294
			118,762,892
Metals & Mining — 0.7%
Cliffs Natural Resources, Inc., 6.25%, 10/01/40		4,480	4,757,433
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	1,723	2,303,709
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	USD	4,920	4,725,257
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		3,460	3,495,482
Novelis, Inc., 8.75%, 12/15/20		6,865	7,517,175
			22,799,056
Multi-Utilities — 0.2%
Centrica Plc, 4.38%, 3/13/29	GBP	1,220	1,908,396
Dominion Resources, Inc., 1.95%, 8/15/16	USD	6,345	6,432,288
			8,340,684
Multiline Retail — 0.8%
Dollar General Corp., 11.88%, 7/15/17 (b)(e)		6,985	7,578,795
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		9,259	10,625,175
7.45%, 7/15/17		6,220	7,551,173
			25,755,143
Oil, Gas & Consumable Fuels — 6.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		14,541	16,764,275
6.38%, 9/15/17		8,643	10,269,760
Boston Gas Co., 4.49%, 2/15/42 (a)		2,575	2,585,024
BP Capital Markets Plc, 3.13%, 10/01/15		23,849	25,207,630
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		1,180	1,171,150
Consol Energy, Inc.:
8.00%, 4/01/17		2,536	2,643,780
8.25%, 4/01/20		624	652,080
DCP Midstream Operating LP, 4.95%, 4/01/22		3,200	3,207,805
El Paso Corp.:
7.00%, 6/15/17		2,000	2,227,088
7.75%, 1/15/32		2,000	2,277,486
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		6,445	7,202,281
Enterprise Products Operating LLC:
6.13%, 10/15/39		4,600	5,180,304
Series L, 6.30%, 9/15/17		6,350	7,485,875
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		2,780	3,323,126
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		2,900	3,386,971
6.55%, 9/15/40		1,245	1,394,406
6.38%, 3/01/41		1,760	1,931,778
Kinder Morgan Finance Co., ULC, 5.70%, 1/05/16		5,205	5,491,275
Linn Energy LLC, 6.25%, 11/01/19 (a)		6,000	5,820,000
Marathon Petroleum Corp., 6.50%, 3/01/41		8,300	8,965,992
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	8,350,192
6.50%, 9/15/37		25	31,235
Nexen, Inc.:
6.40%, 5/15/37		4,050	4,452,886
7.50%, 7/30/39		6,395	7,852,114

See Notes to Financial Statements.

32	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
OGX Petroleo e Gas Participacoes SA (a):
8.50%, 6/01/18 (d)	USD	3,655	$3,797,545
8.38%, 4/01/22		2,555	2,580,550
Petrobras International Finance Co.:
3.88%, 1/27/16		15,335	16,141,667
5.75%, 1/20/20		15,835	17,542,013
Phillips 66, 2.95%, 5/01/17 (a)		6,600	6,708,253
Pioneer Natural Resources Co., 6.88%, 5/01/18		2,900	3,410,884
Plains Exploration & Production Co.:
10.00%, 3/01/16		4,825	5,331,625
6.75%, 2/01/22		2,595	2,711,775
Range Resources Corp.:
7.25%, 5/01/18		7,335	7,738,425
5.75%, 6/01/21		2,235	2,346,750
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		7,772	7,150,240
Valero Energy Corp., 6.63%, 6/15/37		2,000	2,176,808
Western Gas Partners LP, 5.38%, 6/01/21		7,870	8,436,640
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		2,270	2,361,002
			226,308,690
Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		600	756,305
4.75%, 2/15/22		4,105	4,325,902
6.00%, 11/15/41		4,420	4,797,782
			9,879,989
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21		2,120	2,146,032
Teva Pharmaceutical Finance II BV, 3.00%, 6/15/15		4,610	4,852,223
Teva Pharmaceutical Finance IV BV:
2.88%, 4/15/19	EUR	2,314	3,100,532
3.65%, 11/10/21	USD	5,000	5,061,395
			15,160,182
Real Estate Investment Trusts (REITs) — 0.7%
ERP Operating LP, 4.63%, 12/15/21		5,085	5,354,185
Mercialys SA, 4.13%, 3/26/19	EUR	1,600	2,137,816
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	3,040	3,067,254
Vornado Realty LP, 5.00%, 1/15/22		12,075	12,337,631
			22,896,886
Real Estate Management & Development — 0.6%
China Resources Land, Ltd., 4.63%, 5/19/16		3,000	3,007,629
Franshion Development, Ltd., 6.75%, 4/15/21 (a)		2,500	2,181,250
IVG Immobilien AG, 8.00% (b)(f)	EUR	600	552,152
Realogy Corp., 7.88%, 2/15/19 (a)(d)	USD	4,865	4,865,000
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	4,712	5,633,794
WEA Finance LLC, 4.63%, 5/10/21 (a)	USD	3,410	3,449,532
			19,689,357
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		8,660	9,887,391
Software — 0.2%
BMC Software, Inc., 4.25%, 2/15/22		1,360	1,363,418
Oracle Corp., 5.38%, 7/15/40		4,500	5,203,210
			6,566,628

Corporate Bonds	Par (000)		Value
Specialty Retail — 0.2%
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	944	$1,389,135
QVC, Inc., 7.50%, 10/01/19 (a)	USD	4,225	4,636,937
			6,026,072
Thrifts & Mortgage Finance — 0.3%
Nationwide Building Society, 6.75%, 7/22/20	EUR	545	679,118
Northern Rock Plc, 5.63%, 6/22/17 (a)	USD	4,145	4,438,702
Radian Group, Inc., 5.38%, 6/15/15		8,350	6,346,000
			11,463,820
Tobacco — 0.1%
BAT International Finance Plc, 3.63%, 11/09/21	EUR	2,045	2,827,670
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,025	8,123,908
Cricket Communications, Inc., 7.75%, 5/15/16		3,869	4,081,795
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		16,500	18,338,562
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	663	919,613
Matterhorn Mobile SA, 6.75%, 5/15/19	CHF	1,850	2,110,890
MetroPCS Wireless, Inc., 7.88%, 9/01/18	USD	282	296,805
SBA Tower Trust, 5.10%, 4/15/17 (a)		3,700	3,993,184
Sprint Capital Corp., 6.88%, 11/15/28		2,003	1,532,295
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		12,660	13,894,350
			53,291,402
Total Corporate Bonds — 40.7%			1,368,629,521

Floating Rate Loan Interests (b)
Capital Markets — 0.1%
Nuveen Investments, Inc. (First Lien), Term Loan, 5.72% – 5.80%, 5/12/17		3,000	2,994,390
Chemicals — 0.1%
Styron Sarl LLC, Term Loan B, 6.00%, 8/02/17		3,576	3,261,801
Consumer Finance — 0.1%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		4,000	3,673,320
Diversified Financial Services — 0.1%
Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 8/09/18		2,461	2,490,586
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., Term Loan B2, 5.75%, 9/03/18		8,000	8,071,680
Energy Equipment & Services — 0.3%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,707	2,762,341
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		4,954	5,168,518
			7,930,859
Food Products — 0.1%
Advance Pierre Foods, Term Loan (Second Lien), 7.00% — 7.50%, 9/30/16		1,980	1,977,970
Del Monte Corp., Term Loan, 4.50%, 3/08/18		2,481	2,443,684
			4,421,654
Health Care Providers & Services — 0.2%
inVentiv Health, Inc., Combined Term Loan B, 6.50%, 8/04/16		5,935	5,618,534
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B1, 3.24%, 1/28/15		10,000	9,514,100

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	33

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Industrial Conglomerates — 0.0%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14	USD	673	$674,787
IT Services — 0.2%
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		6,090	5,544,846
Initial Tranche B-2 Term Loan, 2.99%, 9/24/14		542	521,355
			6,066,201
Machinery — 0.0%
Terex Corp., Term Loan B, 5.50%, 4/28/17		995	1,001,527
Media — 0.4%
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		12,580	12,662,462
UPC Financing Partnership, New Term Loan, 4.75%, 12/29/17		1,152	1,153,692
			13,816,154
Oil, Gas & Consumable Fuels — 0.5%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		17,336	17,422,911
Pharmaceuticals — 0.0%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		998	1,008,881
Professional Services — 0.0%
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		998	1,010,388
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		1,162	1,160,080
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Synthetic Letter of Credit, 4.53%, 10/10/16		215	200,376
Extended Term Loan B, 4.77%, 10/10/16		2,742	2,554,348
			2,754,724
Wireless Telecommunication Services — 0.2%
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16		7,219	7,236,797
Total Floating Rate Loan Interests — 3.0%			100,129,374

Foreign Agency Obligations
Brazilian Government International Bond, 7.13%, 1/20/37		1,725	2,367,562
Bundesschatzanweisungen, 1.00%, 12/14/12	EUR	1,900	2,549,740
Italy Buoni Poliennali Del Tesoro, 5.00%, 3/01/22		16,700	22,058,966
Mexico Government International Bond:
5.63%, 1/15/17	USD	3,840	4,440,960
5.13%, 1/15/20		8,275	9,495,562
Peruvian Government International Bond, 6.55%, 3/14/37		1,000	1,274,000
Poland Government International Bond:
6.38%, 7/15/19		1,280	1,488,000
5.13%, 4/21/21		4,130	4,410,840
Russia Government International Bond, 4.50%, 4/04/22 (a)		1,800	1,794,600

Foreign Agency Obligations	Par (000)		Value
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (g)	USD	14,425	$17,255,458
South Africa Government International Bond, 5.50%, 3/09/20		3,165	3,528,975
Turkey Government International Bond:
7.00%, 3/11/19		2,670	3,050,475
5.63%, 3/30/21		3,870	4,038,345
6.25%, 9/26/22		2,760	2,967,000
Total Foreign Agency Obligations — 2.4%			80,720,483

Investment Companies	Shares
Diversified Financial Services — 0.4%
iShares JPMorgan USD Emerging Markets Bond Fund (h)		114,500	12,905,295

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 4.2%
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.29%, 12/25/35 (a)(b)(h)	USD	9	9,098
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		289	277,701
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		11	12,277
Countrywide Alternative Loan Trust:
Series 2005-21B, Class A17, 6.00%, 6/25/35		15,742	14,668,412
Series 2006-01A0, Class 1A1, 1.05%, 8/25/46 (b)		2,546	1,361,022
Series 2006-0A21, Class A1, 0.43%, 3/20/47 (b)		24,334	13,039,284
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		6,925	4,712,837
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		13,030	8,425,645
Countrywide Home Loan Mortgage Pass-Through Trust (b):
Series 2004-29, Class1A1, 0.78%, 2/25/35		913	756,052
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46		4,086	2,305,857
Series 2006-0A5, Class 3A1, 0.44%, 4/25/46		6,237	3,973,117
Credit Suisse Mortgage Capital Certificates (a)(b):
Series 2010-20R, Class 9A1, 2.98%, 1/27/36		8,383	8,173,158
Series 2011-2R, Class 1A1, 2.83%, 3/27/37		5,954	5,604,473
Series 2011-2R, Class 2A1, 2.69%, 7/27/36		15,609	14,973,605
Series 2011-5R, Class 3A1, 5.22%, 9/27/47		7,072	6,762,237
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (b):
Series 2005-2, Class 1A1, 0.64%, 4/25/35		1,338	988,017
Series 2006-0A1, Class A1, 0.44%, 2/25/47		7,749	4,618,701
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.55%, 8/25/35 (b)		2,191	1,882,594
Fosse Master Issuer Plc, Series 2010-3, Class A2, 2.72%, 10/18/54 (b)	GBP	1,900	3,054,098
Gemgarto, 2.95%, 5/14/45 (b)(c)		1,890	3,023,057
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.87%, 4/25/35 (b)	USD	6,330	5,489,558
Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 0.41%, 12/19/36 (b)		766	413,912

See Notes to Financial Statements.

34	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Homebanc Mortgage Trust (b):
Series 2005-4, Class A1, 0.51%, 10/25/35	USD	24,488	$17,188,052
Series 2006-2, Class A1, 0.42%, 12/25/36		7,176	4,715,583
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.04%, 11/25/34 (b)		1,054	999,099
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		4,531	4,421,545
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,347	1,245,815
Permanent Master Issuer Plc, Series 2010-1X, Class 2A1, 2.39%, 7/15/42 (b)	GBP	3,000	4,770,153
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.93%, 5/25/47 (b)	USD	4,135	2,753,637
			140,618,596
Commercial Mortgage-Backed Securities — 8.4%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15 (a)(b)		9,398	8,787,535
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	861,710
Series 2006-5, Class AM, 5.45%, 9/10/47		1,110	1,075,111
Series 2007-3, Class A4, 5.84%, 6/10/49 (b)		2,730	3,031,640
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		26	26,370
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		1,350	1,403,513
Series 2006-PW11, Class A4, 5.62%, 3/11/39 (b)		175	196,038
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		3,853	3,886,276
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	5,250,806
CS First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		21	21,085
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,466	3,535,613
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		896	911,720
DBRR Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		3,800	4,228,750
Extended Stay America Trust, Series 2010-ESHA (a):
Class C, 4.86%, 11/05/27		1,935	1,959,253
Class D, 5.50%, 11/05/27		2,510	2,536,925
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49		28,389	28,371,146
GMAC Commercial Mortgage Securities, Inc. (b):
Series 2000-C2, Class A2, 5.64%, 5/10/40		2,775	2,919,644
Series 2006-C1, Class AM, 5.29%, 11/10/45		1,980	2,021,212
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,512,597
Series 2006-GG7, Class AJ, 6.08%, 7/10/38 (b)		3,370	2,870,202
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,236	1,252,260
Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	14,235,530

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp. (b):
Series 2006-CB14, Class AM, 5.63%, 12/12/44	USD	3,735	$3,846,030
Series 2007-CB19, Class AM, 5.93%, 2/12/49		2,000	1,971,598
Series 2007-LD1, Class A2, 5.99%, 6/15/49		28,913	29,069,984
Series 2008-C2, Class ASB, 6.13%, 2/12/51		2,595	2,799,598
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A3, 4.56%, 9/15/27 (b)		194	195,454
Series 2006-C4, Class AM, 6.09%, 6/15/38 (b)		1,402	1,487,498
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,410	1,413,942
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		5,255	5,943,268
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		7,190	7,716,215
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		5,771	5,928,725
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,636,750
Morgan Stanley, Series 2007-XLC1, Class A2, 0.56%, 7/17/17		5,575	5,240,678
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		5,026	5,291,247
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		8,900	9,461,483
Series 2007-HQ11, Class A2, 5.36%, 2/12/44		9,147	9,154,581
Series 2007-HQ12, Class A2FX, 5.78%, 4/12/49 (b)		1,006	1,061,948
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		47	47,216
Series 2012-C4, Class C, 5.71%, 3/15/45 (a)		6,100	6,056,092
Series 2012-C4, Class D, 5.71%, 3/15/45 (a)		6,500	5,525,000
Series 2012-C4, Class XA, 2.90%, 3/15/45 (a)(b)		42,269	6,553,386
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)(c)		7,315	7,315,000
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.98%, 8/12/45 (a)(b)		5,375	6,062,871
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		15,388	17,164,806
Titan Europe Plc, Series 2006-4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	1,706	2,701,560
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,651	4,670,221
Series 2007-C33, Class A4, 6.10%, 2/15/51 (b)		9,310	10,315,294
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.39%, 5/25/36 (a)(b)		3,263	54,686
Wells Fargo-RBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.56%, 4/15/45 (a)(b)		7,000	5,793,200
			281,373,267

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	35

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Morgan Stanley Reremic Trust (a):
Series 2009-IO, Class B, 10.57%, 7/17/56 (i)	USD	6,500	$5,703,750
Series 2011-IO, Class A, 2.50%, 3/23/51		3,632	3,650,190
			9,353,940
Total Non-Agency Mortgage-Backed Securities — 12.8%			431,345,803

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.47%, 6/01/67 (b)		770	565,943
Commercial Banks — 0.3%
Barclays Bank Plc, 5.93% (a)(b)(f)		1,715	1,586,375
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		5,410	5,382,950
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		2,060	2,071,536
			9,040,861
Consumer Finance — 0.2%
Capital One Capital VI, 8.88%, 5/15/40		6,845	6,890,999
Insurance — 0.6%
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,110	2,900,075
MetLife Capital Trust IV, 7.88%, 12/15/37 (a)		6,045	6,619,275
Swiss Re Capital I LP, 6.85% (a)(b)(f)		6,125	5,781,822
XL Group Plc, Series E, 6.50% (b)(f)		5,290	4,456,825
			19,757,997
Total Capital Trusts — 1.1%			36,255,800

Preferred Stocks	Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25%, Series S I		110,000	151,800
Freddie Mac, 8.38%, Series Z I		120,000	166,800
Total Preferred Stocks — 0.0%			318,600

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)(j)		149,440	4,014,916
Consumer Finance — 0.1%
Capital One Financial Corp. Capital V, 10.25%, 8/15/39		86,000	2,209,125
Total Trust Preferreds — 0.2%			6,224,041
Total Preferred Securities — 1.3%			42,798,441

Taxable Municipal Bonds	Par (000)
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	4,410	4,944,933
5.50%, 6/15/43		5,285	6,000,008
Total Taxable Municipal Bonds — 0.3%			10,944,941

US Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 1.3%
Fannie Mae:
1.75%, 5/07/13 (d)	USD	3,450	$3,504,344
4.49%, 10/09/19 (i)(k)		13,295	10,281,303
6.63%, 11/15/30 (k)		1,450	2,057,333
Freddie Mac:
2.13%, 9/21/12 (k)		4,500	4,541,530
2.50%, 4/23/14 (d)		6,100	6,362,904
4.38%, 7/17/15 (d)		7,950	8,892,743
4.88%, 6/13/18 (k)		4,300	5,128,984
3.75%, 3/27/19 (l)		3,650	4,095,592
			44,864,733
Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage-Backed Securities:
Series 2004-29, Class HC, 7.50%, 7/25/30		70	70,464
Series 2005-48, Class AR, 5.50%, 2/25/35		43	46,664
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,600	4,996,971
Freddie Mac Mortgage-Backed Securities:
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)		1,520	1,363,513
Series 2825, Class VP, 5.50%, 6/15/15		820	872,847
Series K013, Class A2, 3.97%, 1/25/21 (b)		4,060	4,421,787
Series K017, Class A2, 2.87%, 12/25/21		18,060	18,113,602
Ginnie Mae Mortgage-Backed Securities, Series 2009-63, Class AC, 4.18%, 1/16/38		4,350	4,610,674
			34,496,522
Interest Only Collateralized Mortgage Obligations — 1.2%
Freddie Mac Mortgage-Backed Securities (b):
Series K009, Class X1, IO, 1.68%, 8/25/20		44,383	3,897,648
Series K706, Class X1, 1.73%, 10/25/18		23,902	2,097,458
Ginnie Mae Mortgage-Backed Securities (b):
Series 2010-146, Class LS, 6.46%, 4/20/39		9,098	1,420,923
Series 2010-147, Class SA, 5.93%, 5/20/40		27,525	4,889,557
Series 2010-20, Class SE, 6.01%, 2/20/40		8,733	1,526,687
Series 2010-24, Class BS, 6.19%, 12/20/38		8,278	1,269,574
Series 2010-26, Class QS, 6.01%, 2/20/40		74,517	14,482,098
Series 2010-98, Class YS, 6.36%, 12/20/39		31,035	5,411,720
Series 2011-80, Class KS, 6.43%, 6/20/41		19,330	3,346,497
			38,342,162
Mortgage-Backed Securities — 95.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/15/27 – 5/15/27 (m)		31,300	32,372,764
3.09%, 3/01/41 (b)		4,160	4,345,322
3.15%, 3/01/41 (b)		5,257	5,474,633
3.31%, 12/01/40 (b)		8,466	8,895,701
3.50%, 7/01/26 – 4/15/42 (m)		461,605	474,860,822
4.00%, 2/01/25 – 1/15/42 (m)		347,587	366,337,664
4.50%, 4/15/26 – 6/15/42 (m)		503,709	536,973,563
5.00%, 9/01/33 – 4/15/42 (m)		125,690	135,916,188
5.03%, 8/01/38 (b)		7,233	7,723,773
5.50%, 12/01/32 – 5/15/42 (m)		273,080	297,961,721
5.58%, 10/01/38 (b)		59	63,145
6.00%, 2/01/34 – 5/15/42 (k)(m)		415,354	457,735,596
6.50%, 12/01/37 – 4/15/42 (m)		45,467	51,049,891
2.27%, 10/01/36 (b)		63	66,481
3.05%, 2/01/41 (b)		6,476	6,762,517
3.32%, 2/01/37 (b)		124	132,236
3.50%, 5/15/42 (m)		12,400	12,740,516
4.00%, 4/15/42 – 5/15/42 (m)		92,600	96,716,364
4.50%, 4/15/42 – 5/15/42 (m)		139,600	147,921,468
5.00%, 4/15/42 – 5/15/42 (m)		108,400	116,610,449
5.25%, 2/01/37 (b)		69	73,522
5.50%, 4/15/42 – 5/15/42 (m)		91,700	99,574,770
6.00%, 4/15/42 – 5/15/42 (m)		76,600	84,355,750

See Notes to Financial Statements.

36	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)	USD	1,450	$1,503,666
4.00%, 4/15/42 (m)		34,000	36,481,563
4.50%, 4/15/42 (m)		82,000	89,199,848
5.00%, 4/15/42 (m)		57,900	63,834,563
5.50%, 4/15/42 (m)		31,000	34,560,625
6.00%, 4/15/42 (m)		28,300	31,893,531
			3,202,138,652
Total US Government Sponsored Agency Securities — 98.9%			3,319,842,069

US Treasury Obligations
US Treasury Bonds, 3.13%, 2/15/42 (d)		142,060	136,177,864
US Treasury Inflation Indexed Bonds:
0.13%, 4/15/16 (d)		85,494	90,302,749
2.13%, 2/15/41		15,761	20,783,684
0.75%, 2/15/42		17,866	17,029,512
US Treasury Notes:
0.25%, 2/28/14 (d)		9,690	9,675,620
0.25%, 2/15/15 (d)		207,825	206,331,154
0.38%, 3/15/15 (d)		31,655	31,533,824
0.88%, 2/28/17 (d)		10,453	10,379,505
1.00%, 3/31/17		94,965	94,764,719
1.25%, 1/31/19 (d)		157,675	154,373,601
2.00%, 2/15/22 (d)		179,689	176,235,557
Total US Treasury Obligations — 28.2%			947,587,789
Total Long-Term Investments (Cost — $6,502,483,072) — 195.6%			6,570,169,533

Short-Term Securities	Shares
Money Market Funds — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (h)(n)		2,682,201	2,682,201

	Par (000)
Borrowed Bond Agreements — 7.5%
Bank of America NA, 0.14%, Open	EUR	61,539	61,539,000
Barclays Bank Plc, NY:
0.05%, Open		2,006	2,674,868
0.05%, Open		815	1,087,074
0.10%, Open		4,162	5,550,410
0.10%, Open		4,757	6,344,143
(0.10)%, Open	USD	10,350	10,350,000
0.15%, Open	EUR	9,251	12,337,517
0.15%, Open		1,472	1,962,846
0.15%, Open		1,931	2,575,082
0.30%, Open		3,486	4,648,850
0.35%, Open		1,469	1,958,858
0.38%, Open		2,509	3,345,919
(0.63)%, Open		2,794	3,725,959
(0.63)%, Open		89	118,288
(0.75)%, Open		342	456,545
1.25%, Open		2,975	3,967,614

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
BNP Paribas, 0.15%, Open	USD	1,014	$1,013,750
Citigroup:
(0.25)%, Open	EUR	3,965	5,287,869
0.00%, Open		11,079	14,776,659
0.00%, Open		16,438	21,922,721
Deutsche Bank AG:
(0.19)%, Open	USD	183	183,150
(0.27)%, Open		25,856	25,855,625
Credit Suisse, 0.15%, Open	EUR	1,558	2,077,404
UBS AG:
(0.10)%, Open		17,944	23,931,573
(0.25)%, Open		25,122	33,505,703
			251,197,427
Total Short-Term Securities (Cost — $253,621,700) — 7.6%			253,879,628

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
Euro Stoxx 50 Index:
Strike Price USD 2,475.00, Expires 4/20/12		55	35,429
Strike Price USD 2,600.00, Expires 4/20/12		95	171,554
Eurodollar 2-Year Mid-Curve Options, Strike Price USD 99.00, Expires 5/11/12		2,056	552,550
			759,533

	Notional Amount (000)
Over-the-Counter Call Options — 0.1%
USD Currency:
Strike Price JPY 85.00, Expires 8/24/12, Broker Citibank NA	USD	59,620	973,476
Strike Price JPY 85.00, Expires 8/24/12, Broker Goldman Sachs Bank USA		59,620	973,475
			1,946,951
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 5/01/12, Broker Bank of America NA		32,200	43,757
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Morgan Stanley Capital Services, Inc.		31,200	39,346
			83,103
Over-the-Counter Put Options — 0.0%
AUD Currency, Strike Price USD 1.00, Expires 6/27/12, Broker Citibank NA	AUD	79,370	1,196,398
EUR Currency, Strike Price USD 1.30, Expires 4/12/12, Broker Citibank NA	EUR	100,710	94,156
			1,290,554

	Contracts
S&P 500 Index Fund:
Strike Price USD 1,345.79, Expires 4/20/12		3,900	15,717
Strike Price USD 1,200.00, Expires 12/21/12		48,193	427,177
			442,894

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	37

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Credit Default Put Swaptions — 0.0%
Pay a return based on the return of iTraxx — Europe Sub Financial Index Series 17, Version 1, and receive a floating rate based on 3-month LIBOR, Expires 4/18/12, Broker JPMorgan Chase Bank	EUR	9,000	$116,887
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank	USD	36,500	69,525
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG		12,500	596,280
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker Deutsche Bank AG		31,000	290,780
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		57,000	517,668
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		20,100	864,791
			2,339,044
Total Options Purchased (Cost — $9,348,335) — 0.2%			6,978,966
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $6,765,453,107*) — 203.4%			6,831,028,127

Borrowed Bonds	Par (000)
Belgium Government Bond:
3.25%, 9/28/16	EUR	8,790	(12,233,180)
4.25%, 9/28/21		5,725	(8,155,632)
BNP Paribas SA, 5.43%, 9/07/17		2,890	(4,094,111)
France Government Bond OAT:
3.75%, 4/25/17		14,660	(21,387,973)
3.25%, 10/25/21		34,890	(48,210,939)
Halliburton Co., 3.25%, 11/15/21	USD	10,000	(10,270,330)
KBC IFIMA NV, 5.00%, 3/16/16	EUR	3,650	(5,060,485)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		1,700	(1,509,788)
Société Générale SA, 6.13%, 8/20/18		4,850	(6,652,160)
Société Générale SFH, 3.25%, 6/06/16		3,400	(4,663,370)
Spain Government Bond:
4.00%, 7/30/15		1,800	(2,445,984)
3.15%, 1/31/16		4,000	(5,190,759)
4.60%, 7/30/19		4,800	(6,304,375)
5.85%, 1/31/22		16,500	(22,706,057)
UniCredit SpA, 3.95%, 2/01/16		450	(552,771)
US Treasury Bond, 3.13%, 11/15/41	USD	1,000	(959,219)
US Treasury Inflation Indexed Bonds, 0.13%, 1/15/22		25,262	(25,861,797)
US Treasury Notes:
2.00%, 4/30/16		58,400	(61,178,555)
1.38%, 2/28/19		185	(182,370)
Total Borrowed Bonds (Proceeds — $245,775,176) — (7.4)%			(247,619,855)

TBA Sale Commitments (m)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/15/27	USD	10,400	$(10,765,625)
3.50%, 4/15/27 – 4/15/42		407,140	(418,180,325)
4.00%, 4/15/27 – 5/15/42		341,105	(358,088,474)
4.50%, 4/15/27 – 5/15/42		347,000	(368,923,299)
5.00%, 4/15/42 – 5/15/42		69,100	(74,592,387)
5.50%, 4/15/42 – 5/15/42		314,600	(342,651,531)
6.00%, 4/15/42 – 5/15/42		288,300	(317,539,749)
6.50%, 4/15/42 – 5/15/42		11,200	(12,540,500)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/15/42		46,300	(48,405,205)
4.50%, 4/15/42		69,800	(74,009,813)
5.00%, 4/15/42		54,200	(58,347,568)
5.50%, 5/15/42		54,900	(59,646,768)
6.00%, 4/15/42 – 5/15/42		44,800	(49,365,812)
Ginnie Mae Mortgage-Backed Securities:
5.00%, 4/15/42		8,200	(9,030,250)
5.50%, 4/15/42		7,200	(8,046,000)
6.00%, 4/15/42		6,400	(7,222,000)
Total TBA Sale Commitments (Proceeds — $2,214,951,759) — (66.0)%			(2,217,355,306)

Options Written	Notional Amount (000)
Over-the-Counter Call Options — (0.0)%
USD Currency:
Strike Price JPY 90.00, Expires 8/24/12, Broker Citibank NA		119,240	(596,439)
Strike Price JPY 90.00, Expires 8/24/12, Broker Goldman Sachs Bank USA		59,620	(298,219)
			(894,658)
Over-the-Counter Interest Rate Call Swaptions — (0.5)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		54,000	(8,541,644)
Pay a fixed rate of 1.38% and receive a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker Citibank NA		34,000	(227,123)
Pay a fixed rate of 1.51% and receive a floating rate based on 3-month LIBOR, Expires 9/14/12, Broker Citibank NA		34,000	(341,044)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		65,900	(5,182,277)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		8,900	(601,725)
			(14,893,813)
Over-the-Counter Put Options — (0.0)%
EUR Currency, Strike Price USD 1.25, Expires 4/12/12, Broker Citibank NA	EUR	100,710	(2,686)

See Notes to Financial Statements.

38	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	54,000	$(5)
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.		60,100	(140,490)
Receive a fixed rate of 1.62% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Bank of America NA		26,200	(90,796)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA		35,200	(161,364)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		173,700	(586,550)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank NA		56,900	(1,062,215)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		65,900	(540,578)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		40,200	(795,924)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		8,900	(607,225)
			(3,985,147)
Total Options Written (Premiums Received — $14,771,099) — (0.6)%			(19,776,304)
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 129.4%			4,346,276,662
Liabilities in Excess of Other Assets — (29.4)%			(988,622,379)
Net Assets — 100.0%			$3,357,654,283

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,769,685,983
Gross unrealized appreciation	$99,170,104
Gross unrealized depreciation	(37,827,960)
Net unrealized appreciation	$61,342,144

(a)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Evolution Group Plc	$3,023,057	—
JPMorgan Securities, Ltd.	$4,987,500	$(12,500)
Morgan Stanley Capital Services, Inc.	$7,315,000	$(21,145)

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2011	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at March 31, 2012	Value at March 31, 2012	Realized Gain	Income
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.29%, 12/25/2035	$9,098	—	—	$9,098	$9,098	—	$403
BlackRock Liquidity Funds, TempFund, Institutional Class	208,292,969	—	(205,610,968)[1]	2,682,001	$2,682,201	$456	$21,048
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	—	—	114,500	$12,905,295	—	$300,549

[1]	Represents net shares sold.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	39

Schedule of Investments (continued)	Master Total Return Portfolio

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Convertible security.

(k)	All or a portion of security has been pledged as collateral in connection with swaps.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	$(56,855,579)	$(73,384)
Barclays Capital	$62,705,708	$119,958
BNP Paribas	$48,020,656	$(348,297)
Citigroup Global Markets, Inc.	$99,752,220	$(68,483)
Credit Suisse Securities LLC	$260,860,336	$459,399
Deutsche Bank Securities, Inc.	$(272,415,464)	$(219,031)
Goldman Sachs & Co.	$138,955,350	$(51,532)
JPMorgan Securities, Ltd.	$(22,536,673)	$70,058
Morgan Stanley Capital Services, Inc.	$(53,954,919)	$(554,243)
Nomura Securities International, Inc.	$(181,475,370)	$(194,823)
RBS Securities, Inc.	$(4,335,152)	$(4,098)
UBS Securities	$39,091,299	$(181,861)
Wells Fargo Bank NA	$142,326,598	$(11,402)

(n)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
BNP Paribas	(0.51)%	3/30/12	4/02/12	$10,400,146	$10,400,735
Bank of America NA	0.12%	3/30/12	4/02/12	27,125,362	27,125,000
Bank of America NA	0.11%	3/30/12	4/02/12	152,287,099	152,285,238
Bank of America NA	(0.28)%	3/30/12	4/02/12	9,677,586	9,677,887
Bank of America NA	0.03%	3/30/12	4/02/12	206,267,000	206,266,313
Bank of America NA	0.05%	3/30/12	4/02/12	155,113,643	155,112,781
Bank of America NA	0.02%	3/30/12	4/02/12	31,536,364	31,536,294
Credit Suisse Securities (USA) LLC	(0.25)%	3/30/12	Open	3,915,364	3,915,419
Deutsche Bank AG	0.21%	3/20/12	Open	18,901,573	18,900,250
Morgan Stanley & Co. LLC	(0.05)%	3/30/12	4/02/12	177,081,466	177,082,450
UBS Securities LLC	(0.50)%	1/17/12	Open	3,846,636	3,850,647
UBS Securities LLC	(0.25)%	2/01/12	Open	1,103,215	1,103,675
Total				$797,255,454	$797,256,689

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
809	2-Year US Treasury Note	Chicago Board of Trade	June 2012	$178,093,766	$(46,909)
171	5-Year US Treasury Note	Chicago Board of Trade	June 2012	$20,954,180	(22,231)
722	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$99,455,500	756,078
12	90-Day Euro-Dollar Future	Chicago Mercantile	December 2012	$2,984,400	1,167
9	90-Day Euro-Dollar Future	Chicago Mercantile	September 2012	$2,238,975	425
55	90-Day Euro-Dollar Future	Chicago Mercantile	December 2013	$13,642,750	12,436
88	90-Day Euro-Dollar Future	Chicago Mercantile	September 2013	$21,850,400	14,308
19	90-Day Euro-Dollar Future	Chicago Mercantile	December 2014	$4,686,588	5,560

Total					$720,834

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1,426	10-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	184,644,719	$29,995
477	Ultra Long-Term US Treasury Bond	Chicago Board of Trade	June 2012	USD	72,012,094	1,419,465
37	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	USD	9,206,525	1,911
45	90-Day Euro-Dollar Future	Chicago Mercantile	March 2013	USD	11,188,125	(1,024)
3	90-Day Euro-Dollar Future	Chicago Mercantile	June 2013	USD	745,463	51
90	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	USD	22,302,000	19,803
31	90-Day Euro-Dollar Future	Chicago Mercantile	June 2014	USD	7,671,725	8,213
5	90-Day Euro-Dollar Future	Chicago Mercantile	September 2014	USD	1,235,563	486
750	90-Day Euro-Dollar Future	Chicago Mercantile	March 2015	USD	184,668,750	222,254

See Notes to Financial Statements.

40	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio

Financial futures contracts sold as of March 31, 2012 were as follows (concluded):

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
773	90-Day Euro-Dollar Future	Chicago Mercantile	June 2015	USD	189,964,750	$265,729
773	90-Day Euro-Dollar Future	Chicago Mercantile	September 2015	USD	189,607,238	292,867
773	90-Day Euro-Dollar Future	Chicago Mercantile	December 2015	USD	189,259,388	312,905
105	Euro BOBL	Eurex	June 2012	EUR	17,380,174	(134,324)
117	Euro-Bund Future	Eurex	June 2012	EUR	21,610,376	(171,619)
123	Long Gilt Bond	London Financial Futures	June 2012	GBP	22,528,539	81,534
530	S&P 500 E-Mini Index Future	Chicago Mercantile	June 2012	USD	37,186,125	(224,040)

Total						$2,124,206

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,971,065	USD	14,640,000	BNP Paribas	4/03/12	$(168,076)
AUD	14,000	USD	14,474	UBS AG	4/03/12	28
CAD	27,861,391	USD	27,935,000	Royal Bank of Scotland Plc	4/03/12	(2,931)
USD	14,640,000	AUD	13,984,972	Citibank NA	4/03/12	153,671
USD	27,935,000	CAD	27,860,972	BNP Paribas	4/03/12	3,351
USD	8,765,072	AUD	8,247,500	Citibank NA	4/10/12	228,674
USD	17,519,669	AUD	16,495,000	UBS AG	4/10/12	446,873
USD	1,141,099	AUD	1,100,000	Royal Bank of Scotland Plc	4/11/12	2,697
USD	4,497,999	CAD	4,593,500	Royal Bank of Scotland Plc	4/11/12	(106,428)
USD	2,029,846	CHF	1,850,000	Citibank NA	4/11/12	(19,743)
USD	4,541,838	GBP	2,910,000	Citibank NA	4/11/12	(112,469)
USD	7,783,676	GBP	4,909,000	Deutsche Bank AG	4/11/12	(67,868)
USD	6,173,989	GBP	3,900,000	Deutsche Bank AG	4/11/12	(63,743)
USD	2,342,141	GBP	1,490,000	Royal Bank of Scotland Plc	4/11/12	(41,115)
USD	1,772,128	GBP	1,120,000	Royal Bank of Scotland Plc	4/11/12	(19,221)
USD	32,351,531	GBP	21,104,500	UBS AG	4/11/12	(1,403,392)
USD	8,379,210	GBP	5,300,000	UBS AG	4/11/12	(97,707)
AUD	23,470,000	USD	24,319,027	Citibank NA	4/12/12	(32,407)
USD	24,320,905	AUD	23,470,000	Citibank NA	4/12/12	34,285
USD	8,737,721	AUD	8,245,000	UBS AG	4/12/12	205,843

Foreign currency exchange contracts as of March 31, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	236,322,400	USD	5,360,000	Royal Bank of Scotland Plc	4/17/12	$138,512
PHP	242,440,000	USD	5,500,000	Standard Chartered Bank	4/17/12	140,851
SGD	7,106,550	USD	5,500,000	Royal Bank of Scotland Plc	4/17/12	153,418
SGD	6,930,480	USD	5,360,000	Standard Chartered Bank	4/17/12	153,350
USD	5,360,000	PHP	228,925,600	Morgan Stanley Capital Services, Inc.	4/17/12	33,589
USD	5,500,000	PHP	234,905,000	Morgan Stanley Capital Services, Inc.	4/17/12	34,466
USD	5,360,000	SGD	6,765,017	Royal Bank of Scotland Plc	4/17/12	(21,721)
USD	5,500,000	SGD	6,940,945	Standard Chartered Bank	4/17/12	(21,676)
EUR	28,962,000	USD	38,599,974	Citibank NA	4/18/12	29,097
EUR	7,830,000	USD	10,371,101	Citibank NA	4/18/12	72,433
EUR	8,733,000	USD	11,504,889	Citibank NA	4/18/12	143,052
EUR	10,820,000	USD	14,445,512	Royal Bank of Scotland Plc	4/18/12	(13,962)
USD	28,299,704	EUR	21,520,000	Citibank NA	4/18/12	(403,342)
USD	22,591,810	EUR	17,000,000	Citibank NA	4/18/12	(82,529)
USD	6,492,145	EUR	5,000,000	Deutsche Bank AG	4/18/12	(176,778)
USD	1,325,973	EUR	1,000,000	Deutsche Bank AG	4/18/12	(7,812)
USD	140,605,956	EUR	108,000,000	Royal Bank of Scotland Plc	4/18/12	(3,442,786)
USD	5,273,336	EUR	4,000,000	Royal Bank of Scotland Plc	4/18/12	(61,803)
USD	787,580	EUR	600,000	Royal Bank of Scotland Plc	4/18/12	(12,691)
USD	9,410,000	JPY	776,089,750	Citibank NA	6/18/12	27,127
USD	8,940,000	JPY	747,309,798	Deutsche Bank AG	6/18/12	(94,925)
Total						$(4,473,808)

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	USD	3,800	$(24,963)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	USD	8,350	1,882,040
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	20,100	80,014
Ireland Government Bond	1.00%	Citibank NA	12/20/16	USD	4,000	(147,179)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	41

Schedule of Investments (continued)	Master Total Return Portfolio

Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2012 were as follows (continued):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Valero	1.00%	Credit Suisse	12/20/16	USD	5,000	$(199,260)
Energy Corp.		Securities
		(USA) LLC
Banca Monte	5.00%	Deutsche	12/20/16	EUR	750	(59,534)
dei Paschi di		Bank AG
Siena SpA
Transocean	1.00%	Goldman Sachs	12/20/16	USD	5,750	(100,027)
Worldwide, Inc.		International
Svenska Cellulosa	1.00%	Morgan	12/20/16	EUR	2,565	(78,850)
Aktiebolaget SCA		Stanley Capital
		Services, Inc.
Lincoln	1.00%	UBS AG	12/20/16	USD	5,000	(213,505)
National Corp.
Henkel AG &	1.00%	Barclays Bank Plc	3/20/17	EUR	1,950	(22,393)
Co. KGaA
PostNL NV	1.00%	BNP Paribas	3/20/17	EUR	3,500	(331,940)
Ireland	1.00%	Citibank NA	3/20/17	USD	2,000	(2,389)
Government Bond
Ireland	1.00%	Goldman Sachs	3/20/17	USD	5,000	(149,605)
Government Bond		International
Ireland	1.00%	Goldman Sachs	3/20/17	USD	11,000	(341,081)
Government Bond		International
Banca Monte	5.00%	JPMorgan	3/20/17	EUR	3,800	(136,166)
dei Paschi di Siena SpA		Chase Bank NA
Sara Lee Corp.	1.00%	JPMorgan	3/20/17	USD	4,216	(5,905)
		Chase Bank NA
Telenor ASA	1.00%	JPMorgan	3/20/17	EUR	2,000	(7,210)
		Chase Bank NA
WPP 2005 Ltd.	1.00%	JPMorgan	3/20/17	EUR	2,000	(49,332)
		Chase Bank NA
Koninklijke	1.00%	Barclays Bank Plc	6/20/17	EUR	2,500	(6,393)
Philips
Electronics NV
Akzo Nobel NV	1.00%	BNP Paribas	6/20/17	EUR	1,550	1,132
Banco	1.00%	BNP Paribas	6/20/17	EUR	5,000	34,588
Bilbao Vizcaya
Argentina SA
Banco	3.00%	BNP Paribas	6/20/17	EUR	2,000	101,045
Bilbao Vizcaya
Argentina SA
Banco	5.00%	BNP Paribas	6/20/17	EUR	3,300	22,737
Bilbao Vizcaya
Argentina SA
Deutsche Bank AG	1.00%	BNP Paribas	6/20/17	EUR	4,000	29,133
Peugeot SA	1.00%	BNP Paribas	6/20/17	EUR	6,000	(45,614)
Saint-Gobai	1.00%	BNP Paribas	6/20/17	EUR	2,555	8,800
Nederland BV
Veolia	1.00%	BNP Paribas	6/20/17	EUR	2,565	(65,933)
Environnement
Portugal	1.00%	Citibank NA	6/20/17	USD	6,000	(101,593)
Government Bond
Vivendi SA	1.00%	Citibank NA	6/20/17	EUR	2,565	1,055

Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2012 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Clariant AG	1.00%	Deutsche	6/20/17	EUR	1,500	$252
		Bank AG
Diageo Plc	1.00%	Deutsche	6/20/17	EUR	3,650	(2,300)
		Bank AG
Royal Bank of	1.00%	Deutsche	6/20/17	EUR	2,200	2,859
Scotland Plc		Bank AG
Telekom AG	1.00%	Deutsche	6/20/17	EUR	3,710	(21,184)
		Bank AG
Veolia	1.00%	Deutsche	6/20/17	EUR	1,500	(11,225)
Environnement		Bank AG
Bertelsmann AG	1.00%	Goldman Sachs	6/20/17	EUR	4,000	(5,028)
		International
Royal Bank of	5.00%	JPMorgan	6/20/17	EUR	1,000	(2,496)
Scotland Plc		Chase Bank NA
Peugeot SA	1.00%	Morgan	6/20/17	EUR	1,000	27,618
		Stanley Capital
		Services, Inc.
Valeo SA	1.00%	Morgan	6/20/17	EUR	2,000	12,119
		Stanley Capital
		Services, Inc.
Wolters Kluwer NV	1.00%	Morgan	6/20/17	EUR	2,000	(2,259)
		Stanley Capital
		Services, Inc.
Total						$70,028

•	Credit default swaps on single-name issues — sold protection outstanding as of March 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA	1.00%	Deutsche	5/25/12	Not Rated	USD	12,610	$717
Corp.		Bank AG
ARAMARK	5.00%	JPMorgan	6/20/16	B+	USD	1,850	104,426
Corp.		Chase Bank NA
MetLife, Inc.	1.00%	Bank of	9/20/16	A–	USD	30	1,045
		America NA
Banca Monte	3.00%	BNP Paribas	9/20/16	BBB	EUR	2,000	(130,629)
dei Paschi di
Siena SpA
Landesbank	1.00%	BNP Paribas	9/20/16	A	EUR	1,200	24,872
Hessen-
Thüringen
MetLife, Inc.	1.00%	Credit Suisse	9/20/16	A–	USD	1,055	44,358
		Securities
		(USA) LLC
Banca Monte	5.00%	Deutsche	9/20/16	BBB	EUR	750	(57,265)
dei Paschi di		Bank AG
Siena SpA
MetLife, Inc.	1.00%	Deutsche	9/20/16	A–	USD	3,680	128,938
		Bank AG
MetLife, Inc.	1.00%	Goldman Sachs	9/20/16	A–	USD	2,825	93,292
		International
Banca Monte	3.00%	JPMorgan	9/20/16	BBB	EUR	2,200	(290,047)
dei Paschi di		Chase Bank NA
Siena SpA

See Notes to Financial Statements.

42	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio

Credit default swaps on single-name issues — sold protection outstanding as of March 31, 2012 were as follows (concluded):

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Morgan	9/20/16	A–	USD	4,580	$153,823
		Stanley Capital
		Services, Inc.
MetLife, Inc.	1.00%	Morgan	9/20/16	A–	USD	2,770	71,011
		Stanley Capital
		Services, Inc.
MetLife, Inc.	1.00%	Bank of	12/20/16	A–	USD	5,000	226,772
		America NA
Italy	1.00%	Citibank NA	12/20/16	BBB+	USD	4,000	133,344
Government
Bond
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A–	USD	3,060	75,065
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A–	USD	2,880	87,318
MetLife, Inc.	1.00%	JPMorgan	12/20/16	A–	USD	5,000	226,648
		Chase Bank NA
Siemens AG	1.00%	Barclays	3/20/17	A+	EUR	2,500	48,675
		Bank Plc
MetLife, Inc.	1.00%	Citibank NA	3/20/17	A–	USD	6,740	80,823
Energy	1.00%	Credit Suisse	3/20/17	BB	USD	5,000	130,466
Transfer		Securities
Partners LP		(USA) LLC
Tesco Plc	1.00%	Goldman Sachs	3/20/17	A–	EUR	3,500	28,610
		International
MetLife, Inc.	1.00%	UBS AG	3/20/17	A–	USD	4,930	59,118
Credit Suisse	1.00%	BNP Paribas	6/20/17	A+	EUR	4,000	(26,493)
Group AG
Banco	3.00%	Citibank NA	6/20/17	BB	EUR	2,000	(23,047)
Santander SA
Vodafone	1.00%	Citibank NA	6/20/17	A–	EUR	910	(695)
Group Plc
Deutsche	1.00%	Deutsche	6/20/17	BBB+	EUR	550	677
Telekom AG		Bank AG
E.ON AG	1.00%	Deutsche	6/20/17	BBB–	EUR	3,250	(4,961)
		Bank AG
France	1.00%	Deutsche	6/20/17	A–	EUR	550	(40)
Telecom SA		Bank AG
Lloyds TSB	1.00%	Deutsche	6/20/17	A	EUR	2,200	(13,898)
Bank Plc		Bank AG
Alstom SA	1.00%	Goldman Sachs	6/20/17	BBB	EUR	2,000	(27,535)
		International
Anheuser-	1.00%	JPMorgan	6/20/17	A–	EUR	3,250	6,755
Busch		Chase Bank NA
InBev NV
Lloyds TSB	5.00%	JPMorgan	6/20/17	A	EUR	1,000	(3,224)
Bank Plc		Chase Bank NA
Finmeccanica	5.00%	UBS AG	6/20/17	BBB–	EUR	1,000	6,595
SpA
Total							$1,155,514

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx — Europe	5.00%	JPMorgan	6/20/15	EUR	7,095	$11,797
Sub Financial		Chase Bank NA
Index Series 9
Dow Jones CDX	5.00%	Morgan	12/20/15	USD	10,740	(65,447)
Emerging Markets		Stanley Capital
Series 14, Version 1		Services, Inc.
Dow Jones CDX	5.00%	Barclays Bank Plc	6/20/16	USD	58,200	(2,689,795)
North America
High Yield Index
Series 16, Version 3
Dow Jones CDX	1.00%	Credit Suisse	6/20/16	USD	25,000	(290,158)
North America		Securities
Investment Grade		(USA) LLC
Index Series 16,
Version 1
Dow Jones CDX	1.00%	Credit Suisse	6/20/16	USD	3,960	(66,916)
North America		Securities
Investment Grade		(USA) LLC
Index Series 16,
Version 1
iTraxx — Europe	5.00%	Credit Suisse	6/20/16	EUR	2,950	155,828
Sub Financial		Securities
Index Series 15,		(USA) LLC
Version 1
Dow Jones CDX	1.00%	Goldman Sachs	6/20/16	USD	6,508	(83,295)
North America		International
Investment Grade
Index Series 16,
Version 1
Dow Jones CDX	1.00%	JPMorgan	6/20/16	USD	223	(3,320)
North America		Chase Bank NA
Investment Grade
Index Series 16,
Version 1
iTraxx — Europe	5.00%	UBS AG	6/20/16	EUR	605	16,736
Sub Financial
Index Series 15,
Version 1
iTraxx — Europe	5.00%	Barclays Bank Plc	12/20/16	EUR	2,364	(195,031)
Sub Financial
Index Series 16,
Version 1
Dow Jones CDX	1.00%	Goldman Sachs	12/20/16	USD	110,000	(1,082,877)
North America		International
Investment Grade
Index Series 17,
Version 1
Dow Jones CDX	1.00%	Morgan	12/20/16	USD	55,000	(1,115,297)
North America		Stanley Capital
Investment Grade		Services, Inc.
Index Series 17,
Version 1
Dow Jones CDX	1.00%	Morgan	12/20/16	USD	39,910	(680,970)
North America		Stanley Capital
Investment Grade		Services, Inc.
Index Series 17,
Version 1

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	43

Schedule of Investments (continued)	Master Total Return Portfolio

Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2012 were as follows (concluded):

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	55,000	$(532,915)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	55,000	(390,552)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	95,200	(576,159)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	47,600	(238,154)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	95,200	(388,938)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	3,550	(165,699)
iTraxx — Europe Sub Financial Index Series 17, Version 1	1.00%	UBS AG	6/20/17	EUR	24,470	173,927
MCDX North America Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/21	USD	20,680	364,792
Total						$(7,842,443)

•	Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx — Europe Sub Financial Index Series 9	5.00%	JPMorgan Chase Bank NA	6/20/13	A–	EUR	4,730	$(215,700)
Dow Jones CDX North America High Yield Index Series 16, Version 3	5.00%	Goldman Sachs International	6/20/16	B+	USD	58,200	699,756
Dow Jones CDX North America Investment Grade Index Series 17, Version 1	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	A–	USD	20,000	301,120

Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2012 were as follows (concluded):

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 17, Version 1	1.00%	Goldman Sachs International	12/20/16	A–	USD	55,000	$714,855
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	JPMorgan Chase Bank NA	12/20/16	BB–	EUR	12,500	(179,785)
iTraxx — Europe Sub Financial Index Series 16, Version 1	5.00%	JPMorgan Chase Bank NA	12/20/16	BB–	EUR	1,970	61,372
iTraxx — Europe Sub Financial Index Series 16, Version 1	5.00%	JPMorgan Chase Bank NA	12/20/16	BB–	EUR	394	12,012
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	BB–	EUR	47,000	(145,023)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	BB–	EUR	66,500	(1,606,929)
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	BB–	EUR	23,800	418,535
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	BB–	EUR	55,000	1,060,945
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	BB–	EUR	47,600	898,230
iTraxx — Europe Sub Financial Index Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	BB–	EUR	47,600	774,664
iTraxx — Europe Sub Financial Index Series 17, Version 1	1.00%	JPMorgan Chase Bank NA	6/20/17	A–	EUR	4,500	(44,982)
MCDX North America Series 14	0.00%	Goldman Sachs International	6/20/20	AA	USD	10,340	160,616
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley Capital Services, Inc.	12/13/49	A+	USD	5,430	257,202
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley Capital Services, Inc.	2/17/51	A–	USD	5,430	262,750
Total							$3,429,638

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

See Notes to Financial Statements.

44	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Total Return Portfolio

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.69%[1]	3-month LIBOR	Barclays Bank Plc	9/07/12	USD	210,000	$(184,768)
0.92%[1]	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	88,000	(331,457)
1.32%[1]	3-month LIBOR	Citibank NA	12/17/13	USD	31,000	(403,189)
1.41%[1]	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	23,600	(344,216)
1.26%[1]	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	48,400	(581,034)
0.60%[1]	3-month LIBOR	Deutsche Bank AG	3/15/14	USD	47,900	(16,219)
1.26%[2]	6-month EURIBOR	Deutsche Bank AG	2/14/15	EUR	1,900	3,124
2.46%[1]	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	3,800	(216,092)
2.39%[2]	3-month LIBOR	Deutsche Bank AG	4/14/16	USD	7,700	418,590
1.25%[1]	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	34,100	(155,020)
1.39%[1]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	120,600	(718,299)
1.39%[1]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	52,000	(309,714)
1.36%[2]	3-month LIBOR	Deutsche Bank AG	3/26/17	USD	19,000	75,684
1.26%[2]	3-month LIBOR	Citibank NA	3/29/17	USD	5,000	(3,256)
1.38%[2]	3-month LIBOR	Citibank NA	8/21/17	USD	34,000	(124,862)
1.51%[2]	3-month LIBOR	Citibank NA	9/18/17	USD	34,000	24,643
2.04%[2]	6-month EURIBOR	Deutsche Bank AG	10/06/17	EUR	24,245	594,194
2.38%[1]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	300	(15,160)
1.74%[2]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	8,400	97,623
1.74%[2]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	22,700	263,815
2.88%[2]	6-month EURIBOR	Deutsche Bank AG	7/21/18	EUR	2,250	186,189
3.51%[1]	3-month LIBOR	BNP Paribas	5/20/20	USD	400	(45,973)

Interest rate swaps outstanding as of March 31, 2012 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	$(884,390)
2.10%[1]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/05/22	USD	2,500	36,218
2.24%[1]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	3/16/22	USD	8,600	36,512
2.34%[2]	3-month LIBOR	Deutsche Bank AG	3/19/22	USD	38,400	182,072
2.36%[2]	3-month LIBOR	Deutsche Bank AG	3/20/22	USD	5,800	38,081
2.46%[1]	3-month LIBOR	Goldman Sachs International	3/22/22	USD	37,800	(587,791)
2.36%[1]	3-month LIBOR	Citibank NA	3/26/22	USD	16,800	(110,734)
2.22%[2]	3-month LIBOR	Deutsche Bank AG	4/03/22	USD	5,000	(33,457)
2.29%[2]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/03/22	USD	9,200	—
2.70%[1]	3-month LIBOR	Deutsche Bank AG	1/11/42	USD	9,200	651,974
2.85%[1]	3-month LIBOR	Bank of America NA	2/09/42	USD	4,600	186,701

Total						$(2,270,211)

[1]	Master Portfolio pays a fixed interest rate and receives floating rate.

[2]	Master Portfolio pays a floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Master Portfolio Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[3]	Bank of America NA	10/06/21	$19,240	$(786,526)
Change in Return on Markit IOS Index 4.50%, 30-year, fixed-rate Fannie Mae	Receives	1-month LIBOR	Goldman Sachs International	1/12/40	$10,356	(14,215)
Change in Return on Markit IOS Index 4.50%, 30-year, fixed-rate Fannie Mae	Receives	1-month LIBOR	Barclays Bank Plc	1/12/41	$3,256	(3,115)
Change in Return on Markit IOS Index 4.50%, 30-year, fixed-rate Fannie Mae	Pays	1-month LIBOR	Citibank NA	1/12/41	$13,645	(303,100)
Total						$(1,106,956)

[3]	Net payment made at termination.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	45

Schedule of Investments (continued)	Master Total Return Portfolio

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$240,433,283	$14,832,534	$255,265,817
Corporate Bonds	—	1,368,629,521	—	1,368,629,521
Floating Rate Loan Interests	—	75,469,666	24,659,708	100,129,374
Foreign Agency Obligations	—	80,720,483	—	80,720,483
Investment Companies	$12,905,295	—	—	12,905,295
Non-Agency Mortgage-Backed Securities	—	401,471,302	29,874,501	431,345,803
Preferred Securities	4,333,516	38,464,925	—	42,798,441
Taxable Municipal Bonds	—	10,944,941	—	10,944,941
US Government Sponsored Agency Securities	—	3,319,842,069	—	3,319,842,069
US Treasury Obligations	—	947,587,789	—	947,587,789
Short-Term Securities:
Money Market Fund	2,682,201	—	—	2,682,201
Borrowed Bond Agreements	—	251,197,427	—	251,197,427
Liabilities:
Investments:
Borrowed Bonds	—	(247,619,855)	—	(247,619,855)
TBA Sale Commitments	—	(2,217,355,306)	—	(2,217,355,306)
Total	$19,921,012	$4,269,786,245	$69,366,743	$4,359,074,000

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$10,237,431	$161,333	$10,398,764
Equity contracts	$206,983	442,894	—	649,877
Foreign currency transactions	—	5,238,822	—	5,238,822
Interest rate contracts	3,997,737	5,217,567	—	9,215,304
Liabilities:
Credit contracts	—	(13,469,140)	—	(13,469,140)
Equity contracts	(224,040)	—	—	(224,040)
Foreign currency transactions	—	(7,372,469)	—	(7,372,469)
Interest rate contracts	(376,107)	(24,265,021)	—	(24,641,128)
Other contracts	—	(786,526)	—	(786,526)
Total	$3,604,573	$(24,756,442)	$161,333	$(20,990,536)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

46	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	Master Total Return Portfolio

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of September 30, 2011	$43,570,827	$27,890,171	$11,648,206	$83,109,204
Accrued discounts/premiums	(176)	31,625	(1,725)	29,724
Net realized gain (loss)	31	30,750	95,049	125,830
Net change in unrealized appreciation/depreciation[1]	22,371	7,352	(45,012)	(15,289)
Purchases	—	218,750	28,798,291	29,017,041
Sales	(885,068)	(3,518,940)	(6,727,888)	(11,131,896)
Transfers in2	—	—	—	—
Transfers out[2]	(27,875,451)	—	(3,892,420)	(31,767,871)
Balance, as of March 31, 2012	$14,832,534	$24,659,708	$29,874,501	$69,366,743

[1]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $(15,289).

•	The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets/Liabilities:
Balance, as of September 30, 2011	$(440,436)
Accrued discounts/premiums	272,833
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	601,769
Purchases	—
Issuances[4]	—
Sales	—
Settlements[5]	(272,833)
Transfers in2	—
Transfers out[2]	—
Balance, as of March 31, 2012	$161,333

[2]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2012 was $601,769.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Master Portfolio had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	47

Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $6,750,238,187)	$6,815,431,533
Investments at value — affiliated (cost — $15,214,920)	15,596,594
Unrealized appreciation on swaps	13,077,297
Unrealized appreciation on foreign currency exchange contracts	2,001,317
Foreign currency at value (cost — $20,911,827)	20,971,302
Cash	94,473
TBA sale commitments receivable	2,214,951,759
Investments sold receivable	650,170,959
Swap premiums paid	48,689,173
Interest receivable	32,023,171
Cash pledged as collateral for swaps	9,520,000
Cash pledged as collateral for financial futures contracts	3,621,000
Swaps receivable	3,598,096
Cash pledged as collateral for reverse repurchase agreements	1,530,000
Variation margin receivable	950,254
Principal paydown receivable	261,458
Prepaid expenses	25,566
Other assets	2,292
Total assets	9,832,516,244

Liabilities
Investments purchased payable	3,104,352,732
TBA sale commitments at value (proceeds — $2,214,951,759)	2,217,355,306
Borrowed bonds at value (proceeds — $245,775,176)	247,619,855
Reverse repurchase agreements	797,256,689
Swap premiums received	38,113,608
Options written at value (premiums received — $14,771,099)	19,776,304
Unrealized depreciation on swaps	19,641,727
Interest expense payable	6,964,174
Withdrawals payable to investors	6,581,942
Unrealized depreciation on foreign currency exchange contracts	6,475,125
Swaps payable	4,521,658
Cash held as collateral for options and swaps	3,340,000
Cash held as collateral for reverse repurchase agreements	232,000
Investment advisory fees payable	210,827
Directors’ fees payable	48,152
Other affiliates payable	25,068
Other accrued expenses payable	422,935
Other liabilities	1,923,859
Total liabilities	6,474,861,961
Net Assets	$3,357,654,283

Net Assets Consist of
Investors’ capital	$3,308,716,416
Net unrealized appreciation	48,937,867
Net Assets	$3,357,654,283

See Notes to Financial Statements.

48	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2012 (Unaudited)
Investment Income
Interest — unaffiliated	$88,484,347
Interest — affiliated	403
Dividends — affiliated	321,597
Foreign taxes withheld	(34,155)
Total income	88,772,192

Expenses
Investment advisory	1,301,739
Accounting services	376,143
Custodian	290,798
Professional	111,661
Directors	48,319
Printing	3,559
Miscellaneous	69,808
Total expenses excluding interest expense	2,202,027
Interest expense	5,641,622
Total expenses	7,843,649
Less fees waived by advisor	(15,214)
Total expenses after fees waived	7,828,435
Net investment income	80,943,757

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(24,129,667)
Investments — affiliated	456
Financial futures contracts	(13,234,011)
Options written	17,539,392
Securities sold short	(647,352)
Borrowed bonds	28,496
Swaps	5,290,734
Foreign currency transactions	9,215,237
(5,936,715)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	79,622,384
Financial futures contracts	1,608,432
Options written	14,345,997
Swaps	(20,144,883)
Borrowed bonds	(4,875,996)
Foreign currency transactions	(11,257,999)
59,297,935
Total realized and unrealized gain	53,361,220
Net Increase in Net Assets Resulting from Operations	$134,304,977

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	49

Statements of Changes in Net Assets	Master Total Return Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$80,943,757	$188,832,427
Net realized loss	(5,936,715)	(4,253,006)
Net change in unrealized appreciation/depreciation	59,297,935	(68,039,857)
Net increase in net assets resulting from operations	134,304,977	116,539,564

Capital Transactions
Proceeds from contributions	509,723,155	1,794,583,835
Value of withdrawals	(1,185,737,918)	(1,603,649,352)
Net increase (decrease) in net assets derived from capital transactions	(676,014,763)	190,934,483

Net Assets
Total increase (decrease) in net assets	(541,709,786)	307,474,047
Beginning of period	3,899,364,069	3,591,890,022
End of period	$3,357,654,283	$3,899,364,069

See Notes to Financial Statements.

50	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Financial Highlights	Master Total Return Portfolio

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	3.76%[1]	2.82%	13.05%	10.95%	(5.76)%	4.45%

Ratios to Average Net Assets
Total expenses	0.42%[2]	0.56%	0.58%	0.17%	0.15%	0.10%
Total expenses after fees waived and paid indirectly	0.42%[2]	0.56%	0.58%	0.17%	0.15%	0.10%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.12%[2]	0.11%	0.13%	0.13%	0.10%	0.10%
Net investment income	4.37%[2]	4.67%	4.97%	6.10%	5.59%	5.35%

Supplemental Data
Net assets, end of period (000)	$3,357,654	$3,899,364	$3,591,890	$3,123,655	$3,244,949	$3,980,172
Portfolio turnover	616%[3]	1,771%[4]	1,754%[5]	708%[6]	1,081%[7]	153%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 496%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,379%.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[7]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	51

Notes to Financial Statements (Unaudited)	Master Total Return Portfolio

1. Organization and Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is a series of Master Bond LLC (the “Master LLC”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

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Notes to Financial Statements (continued)	Master Total Return Portfolio

Foreign Currency Transactions: The Master Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Master Portfolio’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Master Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Master Portfolio may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Master Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: The Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can

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Notes to Financial Statements (continued)	Master Total Return Portfolio

be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Master Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Master Portfolio may invest in floating rate loan interests. The floating rate loan interests the Master Portfolio holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Master Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Master Portfolio considers these investments to be investments in debt securities for purposes of its investment policies.

When the Master Portfolio purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

Borrowed Bond Agreements: The Master Portfolio may enter into borrowed bond agreements. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Master Portfolio, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Master Portfolio may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Master Portfolio may also experience delays in gaining access to the collateral.

Short Sales: The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short (borrowed bond) and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected

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Notes to Financial Statements (continued)	Master Total Return Portfolio

as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty any interest received on the security sold short, which is shown as interest expense in the Statement of Operations. The Master Portfolio may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Master Portfolio maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Master Portfolio may receive interest on its cash collateral deposited with the broker-dealer. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedule of Investments.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Master Portfolio may enter into treasury roll transactions. In a treasury roll transaction the Master Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Master Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Master Portfolio and the counterparty over the term of the borrowing. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Master Portfolio on an accrual basis. The Master Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Master Portfolio. If the interest expense exceeds the income earned, the Master Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Master Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Securities sold under reverse repurchase agreements are recorded at face value as a liability in the Statement of Assets and Liabilities. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. During the term of the reverse repurchase agreement, the Master Portfolio continues to receive the principal and interest payments on these securities. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Master Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

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Notes to Financial Statements (continued)	Master Total Return Portfolio

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps, short sales and options written), or certain borrowings (e.g., reverse repurchase agreements and treasury roll transactions), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. In May 2011, the Internal Revenue Service commenced an examination of Master Total Return’s US federal tax return for the year ended September 30, 2009. The examination was completed in February 2012 and did not result in any adjustments to the tax return. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended September 30, 2011. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.

The Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not give rise to counterparty credit risk, as options written obligate the Master Portfolio to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options and centrally cleared swaps is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

56	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	Master Total Return Portfolio

The Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Master Portfolio and each of its respective counterparties. An ISDA Master Agreement allows the Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Master Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, foreign currency exchange rate risk, equity risk and interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is “covered,” meaning that the Master Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Master Portfolio also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	57

Notes to Financial Statements (continued)	Master Total Return Portfolio

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Master Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security at a price different from the current market value.

Swaps: The Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be executed on a registered financial and commodities exchange (“centrally cleared swaps”). In a centrally cleared swap, the Master Portfolio typically enters into an agreement with a counterparty; however, performance is guaranteed by the central clearinghouse reducing or eliminating the Master Portfolio’s exposure to the credit risk of the counterparty. These payments received or made by the Master Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

58	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	Master Total Return Portfolio

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of March 31, 2012
Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on swaps[1]; Investments at value — unaffiliated[2]	$9,215,304	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on swaps[1]; Options written at value	$24,641,128

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts; Investments at value — unaffiliated[2]	5,238,822	Unrealized depreciation on foreign currency exchange contracts; Options written at value	7,372,469

Credit contracts	Unrealized appreciation on swaps[1]; Investments at value — unaffiliated[2]	10,398,764	Unrealized depreciation on swaps[1]	13,469,140

Equity contracts	Investments at value — unaffiliated[2]	649,877	Net unrealized appreciation/depreciation[1]	224,040
Other contracts	Unrealized appreciation on swaps[1]	—	Unrealized depreciation on swaps[1]	786,526
Total		$25,502,767		$46,493,303

[1]

Includes cumulative unrealized appreciation/depreciation on financial futures contracts and centrally cleared swaps as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended March 31, 2012
	Net Realized Gain (Loss) From
	Financial Futures Contracts	Swaps	Options[3]	Foreign Currency Exchange Contracts
Interest rate contracts	$(10,201,570)	$5,485,649	$(2,477,842)	—
Foreign currency exchange contracts	(390,306)	—	(1,928,755)	$14,634,805
Credit contracts	—	(1,163,494)	—	—
Equity contracts	(2,642,135)	—	(890,142)	—
Other contracts	—	968,579	—	—
Total	$(13,234,011)	$5,290,734	$(5,296,739)	$14,634,805
	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Swaps	Options[3]	Foreign Currency Exchange Contracts
Interest rate contracts	$2,544,716	$(8,616,945)	$9,924,725	—
Foreign currency exchange contracts	(54,221)	(9,667,648)	(4,119,767)	$(12,112,172)
Credit contracts	—	—	39,565	—
Equity contracts	(882,063)	—	(796,869)	—
Other contracts	—	(1,860,290)	—	—
Total	$1,608,432	$(20,144,883)	$5,047,654	$(12,112,172)

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	59

Notes to Financial Statements (continued)	Master Total Return Portfolio

For the six months ended March 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	3,616
Average number of contracts sold	7,535
Average notional value of contracts purchased	$884,658,129
Average notional value of contracts sold	$1,235,030,958
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	26
Average number of contracts — US dollars sold	12
Average US dollar amounts purchased	$361,183,366
Average US dollar amounts sold	$137,792,656
Options:
Average number of option contracts purchased	455,918
Average number of option contracts written	352,153
Average notional value of option contracts purchased	$557,654,019
Average notional value of option contracts written	$368,955,946
Average number of swaption contracts purchased	10
Average number of swaption contracts written	16
Average notional value of swaption contracts purchased	$459,628,120
Average notional value of swaption contracts written	$775,098,125
Credit default swaps:
Average number of contracts — buy protection	66
Average number of contracts — sell protection	46
Average notional value — buy protection	$683,586,499
Average notional value — sell protection	$405,510,000
Interest rate swaps:
Average number of contracts — pays fixed rate	18
Average number of contracts — receives fixed rate	21
Average notional value — pays fixed rate	$666,350,000
Average notional value — receives fixed rate	$552,100,000
Total return swaps:
Average number of contracts	7
Average notional value	$93,535,400

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on the percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $250 million	0.20%
$250 million – $500 million	0.15%
$500 million – $750 million	0.10%
Greater than $750 million	0.05%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) and BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays each of BFM and BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

For the six months ended March 31, 2012, the Master LLC reimbursed the Manager $26,417 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Master Portfolio reimburses the Manager for compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended March 31, 2012, were $18,603,431,894 and $19,408,718,658, respectively.

Purchases and sales of US government securities for the six months ended March 31, 2012, were $9,794,963,195 and $9,435,146,447, respectively.

For the six months ended March 31, 2012, purchases and sales of mortgage dollar rolls were $5,537,950,154 and $5,949,902,879, respectively.

60	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Notes to Financial Statements (concluded)	Master Total Return Portfolio

Transactions in options written for the six months ended March 31, 2012, were as follows:

	Calls			Puts
	Option Contracts	Swaptions Notional Amount (000)	Premiums Received	Option Contracts	Swaptions Notional Amount (000)	Premiums Received
Outstanding options, beginning of period	1,328	$1,401,122	$9,048,993	—	$663,265	$10,586,781
Options written	3,424	1,389,440	23,339,694	7,234	1,347,405	29,919,605
Options exercised	(140)	(79,600)	(530,068)	—	—	—
Options expired	(1,884)	(1,280,502)	(4,907,369)	(541)	(1,045,501)	(20,421,643)
Options closed	(2,728)	(1,054,800)	(20,663,730)	(6,693)	(343,359)	(11,601,164)
Outstanding options, end of period	—	$375,660	$6,287,520	—	$621,810	$8,483,579

5. Borrowings:

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Master Portfolio paid administration and arrangement fees which were allocated to the Master Portfolio based on its net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Master Portfolio paid administration and arrangement fees which were allocated to the Master Portfolio based on its net assets as of October 31, 2011. The Master Portfolio did not borrow under the credit agreement during the six months ended March 31, 2012.

For the six months ended March 31, 2012, the average amount of outstanding transactions considered as borrowings and the daily weighted average interest rate from reverse repurchase agreements and treasury roll transactions were $784,252,182 and 0.49%, respectively.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	61

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Financial Management, Inc.
New York, NY 10055 BlackRock International Limited Edinburgh, EH3 8JB United Kingdom

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

62	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	63

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

64	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012	65

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

66	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2012

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#10251-1-3/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 4, 2012